The PBHG Funds, Inc.


                                    Prospectus
                                    July 31, 2000


                  PBHG Growth Fund
                  PBHG Emerging Growth Fund
                  PBHG Large Cap Growth Fund
                  PBHG Select Equity Fund
                  PBHG Core Growth Fund
                  PBHG Limited Fund
                  PBHG Large Cap 20 Fund
                  PBHG New Opportunities Fund
                  PBHG Large Cap Value Fund
                  PBHG Mid-Cap Value Fund
                  PBHG Small Cap Value Fund
                  PBHG Focused Value Fund
                  PBHG International Fund
                  PBHG Cash Reserves Fund
                  PBHG Technology & Communications Fund
                  PBHG Strategic Small Company Fund

                  PBHG Global Technology & Communications Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
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

AN INTRODUCTION TO THE PBHG FUNDS(R) AND THIS PROSPECTUS

The PBHG Funds, Inc. is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This prospectus offers PBHG Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

[BULLET] PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

[BULLET] Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.


                               INVESTMENT ADVISER
Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub advisers, see page 63 of the prospectus.


This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

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                      [This page intentionally left blank]

                                    CONTENTS

FUND SUMMARIES
--------------------------------------------------------------------------------
          PBHG Growth Fund ...................................  4
          PBHG Emerging Growth Fund ..........................  7
          PBHG Large Cap Growth Fund ......................... 10
          PBHG Select Equity Fund ............................ 13
          PBHG Core Growth Fund .............................. 16
          PBHG Limited Fund .................................. 19
          PBHG Large Cap 20 Fund ............................. 22
          PBHG New Opportunities Fund ........................ 25
          PBHG Large Cap Value Fund .......................... 28
          PBHG Mid-Cap Value Fund ............................ 31
          PBHG Small Cap Value Fund .......................... 34
          PBHG Focused Value Fund ............................ 37
          PBHG International Fund ............................ 40
          PBHG Cash Reserves Fund ............................ 43
          PBHG Technology & Communications Fund .............. 46
          PBHG Strategic Small Company Fund .................. 50

          PBHG Global Technology &
           Communications Fund ............................... 53


MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------
          Risks & Returns .................................... 56

THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------
          The Investment Adviser ............................. 62
           Pilgrim Baxter & Associates, Ltd.
          The Sub-Advisers ................................... 63
           Pilgrim Baxter Value Investors, Inc.
           ("Value Investors")
           Murray Johnstone International Limited
           ("Murray Johnstone")
           Wellington Management Company, Ltd.
           ("Wellington Management")


YOUR INVESTMENT
--------------------------------------------------------------------------------
          Pricing Fund Shares ................................ 67
          Buying Shares ...................................... 68
          Selling Shares ..................................... 69
          General Policies ................................... 70
          Distribution & Taxes ............................... 73


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Financial Highlights ............................... 74

PBHG GROWTH FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with capital appreciation.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues of up to $2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.


Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

4  PBHG GROWTH FUND

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART]
PBHG CLASS
1990      1991      1992      1993      1994      1995
-9.64%    51.63%    28.3%     46.71%    4.75%     50.35%

1996     1997    1998     1999
9.82%    -3.35%  0.59%    92.45%

ADVISOR CLASS
1997     1998     1999
-3.62%   0.32%    91.97%

The Fund's year-to-date return as of 6/30/00 were: PBHG Class 13.42%; Advisor Class 13.33%.

--------------------------------------------------------------------------------
                      PBHG Class              Advisor Class
Best Quarter:     Q4 1999    64.55%          Q4 1999  64.44%
Worst Quarter:    Q3 1990   -29.05%          Q3 1998 -26.28%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                        Past 1 Year      Past 5 Years      Past 10 Years
--------------------------------------------------------------------------------
PBHG Class                 92.45%           25.31%             23.64%
Advisor Class              91.97%           25.10%             23.54%
Russell 2000 Growth Index  43.10%           18.99%             13.51%

*Note: The inception date of the Growth Fund - PBHG Class was December 19, 1985.
 The inception date of the PBHG Growth Fund - Advisor Class was August 16, 199 The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class. The average annual total return of the Advisor Class from its inception date to December 31, 1999 was 21.27%.

                                                              PBHG GROWTH FUND 5

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE                              PBHG              ADVISOR
                                                     CLASS             CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                     None              None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                      0.85%             0.85%
Distribution and/or Service (12b-1) Fees             None              0.25%
Other Expenses                                       0.38%             0.38%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.23%             1.48%
--------------------------------------------------------------------------------


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
                           1 Year    Years  5 Years  10 Years
--------------------------------------------------------------------------------
PBHG Class                  $125      $390    $676    $1,489
PBHG Advisor Class          $151      $468    $808    $1,768


6  PBHG GROWTH FUND

PBHG EMERGING GROWTH FUND
[Graphic Omitted]    GOAL
The Fund seeks to provide investors with long-term growth of capital.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $500 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

                                                    PBHG EMERGING GROWTH FUND  7

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth orientation. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART]
1994    1995    1996    1997    1998    1999
23.78%  48.45%  17.08%  -3.67%  3.00%   48.34%

The Fund's year-to-date return as of 6/30/00 was 13.20%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1999       45.85%
Worst Quarter:    Q1 1997      -20.51%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                      Since Inception
                         Past 1 Year   Past 5 Years      (6/14/93)
--------------------------------------------------------------------------------
Emerging Growth Fund       48.34%         20.67%           24.48%
Russell 2000 Growth Index  43.10%         18.99%           15.74%*

*The since inception return for the Russell 2000 Growth Index was calculated from June 1, 1993.


8  PBHG EMERGING GROWTH FUND

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             0.85%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.39%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.24%
--------------------------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
         1 Year           3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
         $126              $393             $681              $1,500


                                                    PBHG EMERGING GROWTH FUND  9

PBHG LARGE CAP GROWTH FUND


[Graphic Omitted]    GOAL
The Fund seeks to provide investors with long-term growth of capital.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

10 PBHG LARGE CAP GROWTH FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART]
1996    1997    1998    1999
23.40%  22.36%  30.42%  67.06%

The Fund's year-to-date return as of 6/30/00 was 20.01%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1999   59.55%
Worst Quarter:    Q3 1998  -13.69%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                      Since Inception
                        Past 1 Year      (4/5/95)
--------------------------------------------------------------------------------
Large Cap Growth Fund      67.06%         36.81%
S&P 500(R) Index           21.04%         27.74%*


*The since inception return for the S&P 500(R) Index was calculated from March
 31, 1995.

                                                  PBHG LARGE CAP GROWTH FUND  11

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            NONE
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             0.75%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.42%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.17%
--------------------------------------------------------------------------------


[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
         1 Year          3 Years          5 Years            10 Years
--------------------------------------------------------------------------------
         $119              $372             $644              $1,420

12  PBHG LARGE CAP GROWTH FUND

PBHG SELECT EQUITY FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with long-term growth of capital.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[Graphic Omitted]    MAIN INVESTMENT RISKS
The Fund invests in a limited number of stocks in order to achieve a potentially greater investment return than a more widely diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

                                                     PBHG SELECT EQUITY FUND  13

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART]
1996    1997    1998    1999
27.99%  6.84%   19.02%  160.89%

The Fund's year-to-date return as of 6/30/00 was 28.33%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1999   35.98%
Worst Quarter:    Q3 1998  -18.80%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                 Since Inception
                   Past 1 Year      (4/5/95)
--------------------------------------------------------------------------------
Select Equity Fund   160.89%         49.62%
S&P 500(R) Index      21.04%         27.74%*


*The since inception return for the S&P 500(R) Index was calculated from March
 31, 1995.

14  PBHG SELECT EQUITY FUND

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             0.85%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.33%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.18%
--------------------------------------------------------------------------------

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Your Cost Over
         1 Year          3 Years          5 Years            10 Years
--------------------------------------------------------------------------------
         $120              $375             $649              $1,432


                                                     PBHG SELECT EQUITY FUND  15

PBHG CORE GROWTH FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with capital appreciation.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

16  PBHG CORE GROWTH FUND

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index is a widely recognized, unmanaged index that measures the performance of the 800 smallest issuers in the Russell 1000 Index with greater-than-average growth characteristics. The Russell 1000 Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.




--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART]
1996    1997    1998    1999
32.80%  -9.71%  7.42%   97.59%

The Fund's year-to-date return as of 6/30/00 was 17.49%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1999   54.71%
Worst Quarter:    Q1 1997  -22.14%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                             Since Inception
                              Past 1 Year       (12/29/95)
--------------------------------------------------------------------------------
Core Growth Fund                97.59%            26.33%
Russell Midcap Growth Index     51.30%            26.58%


                                                       PBHG CORE GROWTH FUND  17

FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             0.85%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.48%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.33%*
--------------------------------------------------------------------------------


*THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND
 FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
        1 Year           3 Years          5 Years            10 Years
--------------------------------------------------------------------------------
         $135              $421             $729              $1,601


18  PBHG CORE GROWTH FUND

PBHG LIMITED FUND
THIS FUND IS CURRENTLY OFFERED ONLY TO EXISTING SHAREHOLDERS. EXISTING SHAREHOLDERS MAY OPEN NEW ACCOUNTS, PROVIDED THAT ANY NEW ACCOUNT IS REGISTERED IN THE SAME NAME OR HAS THE SAME SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER AS THE EXISTING SHAREHOLDER'S ACCOUNT.

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with long-term capital appreciation.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $250 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.
                                                            PBHG LIMITED FUND 19

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR CHART]
1997    1998    1999
16.07%  13.05%  71.70%

The Fund's year-to-date return as of 6/30/00 was 19.94%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1999    49.84%
Worst Quarter:    Q1 1997   -18.03%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                         Since Inception
                           Past 1 Year      (6/28/96)
--------------------------------------------------------------------------------
Limited Fund                 71.70%           29.79%
Russell 2000 Growth Index*   43.10%           14.91%

*The since inception returns for the Russell 2000 Growth Index was calculated as of June 30, 1996.


20 PBHG LIMITED FUND

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             1.00%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.32%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.32%*
--------------------------------------------------------------------------------

*THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND
 FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
         1 Year          3 Years          5 Years            10 Years
--------------------------------------------------------------------------------
         $134              $418             $723              $1,590


                                                           PBHG LIMITED FUND  21

PBHG LARGE CAP 20 FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with long-term growth of capital.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.



[Graphic Omitted]    MAIN INVESTMENT RISKS
The Fund is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.
The value of your investment in the Fund will go up and down, which means you could lose money.


The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

22  PBHG LARGE CAP 20 FUND

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P(R) 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART]
1997    1998    1999
32.96%  67.83%  102.94%

The Fund's year-to-date return as of 6/30/00 was 12.03%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1999  75.65%
Worst Quarter:    Q1 1997  -5.90%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                          Since Inception
                           Past 1 Year      (11/29/96)
--------------------------------------------------------------------------------
Large Cap 20 Fund            102.94%          62.25%
S&P 500(R) Index*             21.04%          25.91%

*The since inception returns for the S&P 500(R) Index was calculated as of 11/30/96.


                                                      PBHG LARGE CAP 20 FUND  23

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             0.85%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.38%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.23%*
--------------------------------------------------------------------------------

*THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND
 FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
         1 Year          3 Years           5 Years           10 Years
--------------------------------------------------------------------------------
         $125              390              $676              $1,489


24  PBHG LARGE CAP 20 FUND

PBHG NEW OPPORTUNITIES FUND
THIS FUND IS CURRENTLY OFFERED ONLY TO THE FOLLOWING INVESTORS: (1) SUBSEQUENT INVESTMENTS BY PERSONS WHO WERE SHAREHOLDERS ON OR BEFORE NOVEMBER 12, 1999; (B) NEW AND SUBSEQUENT INVESTMENTS MADE BY CERTAIN CLIENTS AND EMPLOYEES OF PILGRIM BAXTER AND ITS AFFILIATES; AND (C) NEW AND SUBSEQUENT INVESTMENTS BY CERTAIN PENSIONS PLANS.

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with capital appreciation.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of companies in economic sectors which the Adviser believes have above-average long-term growth potential. These companies generally have market capitalizations or annual revenues under $1 billion. The growth securities in the Fund are primarily common stocks. The sectors that the Adviser believes have above-average long-term growth potential will change as the economy changes. As a result, the Fund may or may not be invested in these or other sectors at any time. In addition, the Fund may emphasize one or more sectors. For example, the Fund may invest 100% of its total assets in one sector. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.


[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's emphasis on certain sectors of the economy may make the Fund's performance more susceptible to economic, political or regulatory developments in that sector. As a result, the Fund's net asset value may fluctuate more than other equity investments.

The Fund may emphasize companies with market capitalizations under $1 billion, so it may be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full long-term growth potential and may go down in price.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

                                                 PBHG NEW OPPORTUNITIES FUND  25

[Graphic Omitted]    PERFORMANCE INFORMATION
Performance information for this Fund will be presented once the Fund has completed investment operations for a full calendar year.


[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             1.00%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.34%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.34%*
--------------------------------------------------------------------------------


*THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND
 FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.


26  PBHG NEW OPPORTUNITIES FUND

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
  1 Year          3 Years           5 Years           10 Years
--------------------------------------------------------------------------------
  $136              $425              $734             $1,613


                                                      PBHG NEW OPPORTUNITIES  27

PBHG LARGE CAP VALUE FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.


[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and th associated risks, please refer to the More About the Funds section beginning on page 56.

28  PBHG LARGE CAP VALUE FUND

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR CHART]
1997     1998     1999
25.62%   34.74%   11.06%

The Fund's year-to-date return as of 6/30/00 was 7.84%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1998  28.21%
Worst Quarter:    Q3 1998  -7.94%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                          Since Inception
                          Past 1 Year        (12/31/96)
--------------------------------------------------------------------------------
Large Cap Value Fund         11.06%            23.41%
S&P 500(R) Index             21.04%            27.56%



                                                   PBHG LARGE CAP VALUE FUND  29
[Graphic Omitted]    FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             0.65%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.46%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.11%*
--------------------------------------------------------------------------------


*THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND
 FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


YOUR COST OVER
        1 Year           3 Years           5 Years           10 Years
--------------------------------------------------------------------------------
         $113              $353             $612              $1,352


30  PBHG LARGE CAP VALUE FUND

PBHG MID-CAP VALUE FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.


[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Midcap 400 Index. Currently, the companies in the S&P Midcap 400 Index have market capitalizations between $200 million and $5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the S&P Midcap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the S&P Midcap 400 Index.



[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, risks, please refer to the More About the Funds section beginning on page 56.
                                                     PBHG MID-CAP VALUE FUND  31

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the S&P Midcap(R) 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR CHART]
1998    1999
27.84%  21.72%

The Fund's year-to-date return as of 6/30/00 was 16.72%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1998   30.07%
Worst Quarter:    Q3 1998  -12.52%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                               Since Inception
                                 Past 1 Year       (4/30/97)
--------------------------------------------------------------------------------
Mid-Cap Value Fund                 21.72%           34.37%
S&P Midcap 400 Index               14.72%           24.34%
S&P Midcap 400/BARRA Value Index    2.32%           13.69%

32  PBHG MID-CAP VALUE FUND

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             0.85%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.59%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.44%*
--------------------------------------------------------------------------------

*THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND
 FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
        1 Year            3 Years         5 Years            10 Years
--------------------------------------------------------------------------------
         $147              $456             $787              $1,724


                                                     PBHG MID-CAP VALUE FUND  33

PBHG SMALL CAP VALUE FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.


[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000 Index.



[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

34  PBHG SMALL CAP VALUE FUND

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks, and the Russell 2000 Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR CHART]
1998    1999
1.13%   18.63%

The Fund's year-to-date return as of 6/30/00 was 28.12%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1998   24.20%
Worst Quarter:    Q3 1998  -21.59%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                       Since Inception
                         Past 1 Year      (4/30/97)
--------------------------------------------------------------------------------
Small Cap Value Fund       18.63%           23.15%
Russell 2000 Index         21.26%           17.02%
Russell 2000 Value Index   -1.49%            7.07%

                                                   PBHG SMALL CAP VALUE FUND  35

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                                     None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.58%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.58%
--------------------------------------------------------------------------------
Fee Waiver (and/or Expense Reimbursement)            0.08%
Net Expenses                                         1.50%*
--------------------------------------------------------------------------------
*THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WOULD HAVE PAID AS AN
 INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDED MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2000.

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Your Cost Over
         1 Year           3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
         $153              $491             $853              $1,872

36  PBHG SMALL CAP VALUE FUND

PBHG FOCUSED VALUE FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.



[Graphic Omitted]    MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price. In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

[Graphic Omitted]    PERFORMANCE INFORMATION
Performance information for this Fund will be presented once the Fund has completed investment operations for a full calendar year.


[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                                     None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.70%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.55%
--------------------------------------------------------------------------------
Fee Waiver (and/or Expense Reimbursement)            0.05%
Net Expenses                                         1.50%*
--------------------------------------------------------------------------------

*THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WILL PAY AS AN INVESTOR IN
 THIS FUND FOR THE CURRENT FISCAL YEAR ENDED MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. TO DATE, THE BOARD HAS MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR MARCH 31, 2000.

38  PBHG FOCUSED VALUE FUND

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
 1 Year         3 Years            5 Years          10 Years
  $153           $485              $840             $1,841


                                                     PBHG FOCUSED VALUE FUND  39

PBHG INTERNATIONAL FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with long-term capital appreciation.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in foreign equity securities of companies in at least three countries other than the United States. Currently, the Fund principally focuses its investments in those countries represented in the Morgan Stanley Capital International Europe Australia and Far East Index. Nonetheless, more than 25% of the Fund's total assets may be invested in companies whose principal activities are in specific countries or geographic regions, including countries generally considered to be an emerging or developing country by the international finance community. The Fund may sell a security for a variety of reasons, such as to invest in another company or country offering superior investment opportunities.


[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The foreign equity securities in the Fund may never reach what Murray Johnstone believes are their full capital appreciation potential and may go down in price. Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries economies are less well developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.


Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

40  PBHG INTERNATIONAL FUND

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe Australia and Far East Index (MSCI EAFE). The MSCI EAFE is a widely recognized, unmanaged index that tracks the performance of 60% of the publicly traded companies in Europe, Australia and the Far East. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR CHART]
1995     1996     1997     1998     1999
2.05%    12.66%   3.48%    12.74%   26.51%

The Fund's year-to-date return as of 6/30/00 was -10.54%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1999   20.13%
Worst Quarter:    Q3 1998  -12.24%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                        Since Inception
                         Past 1 Year      Past 5 Years      (6/5/94)
--------------------------------------------------------------------------------
International Fund         26.51%            11.15%           9.58%
MSCI EAFE Index            26.96%            12.83%          11.42%*

*The since inception return for the MSCI EAFE was calculated as of June 1, 1994.

41  PBHG INTERNATIONAL FUND

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                                     None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       1.00%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      2.00%*
--------------------------------------------------------------------------------

*THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND
 FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 2.25%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 2.25%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
        1 Year            3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
         $203              $627             $1,078            $2,327



42  PBHG INTERNATIONAL FUND

PBHG CASH RESERVES FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.

[Graphic Omitted]    MAIN INVESTMENT RISKS
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

                                                     PBHG CASH RESERVES FUND  43

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized, composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS

PBHG CASH RESERVES FUND
[BAR CHART]
1996    1997    1998    1999
4.91%   5.08%   5.00%   4.60%

The Fund's year-to-date return as of 6/30/00 was 2.75%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1997  1.28%
Worst Quarter:    Q2 1999  1.06%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                  Since Inception
                                 Past 1 Year         (4/4/95)
--------------------------------------------------------------------------------
Cash Reserves Fund                  4.60%             4.98%
Lipper Money Market Funds Average   4.49%             4.91%*


*The since inception return for the Lipper Money Market Funds Average was calculated from March 31, 1995.

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-433-0051.

                                                     PBHG CASH RESERVES FUND  45

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             0.30%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.39%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             0.69%
--------------------------------------------------------------------------------

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
        1 Year           3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
         $70               $221             $384              $859


                                                     PBHG CASH RESERVES FUND  45

PBHG TECHNOLOGY & COMMUNICATIONS FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.


[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.




[Graphic Omitted]    MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.


The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more that if the Fund did not concentrate its investments. The value of your investment in the Fund will go up and down, which means you could lose money.

46  PBHG TECHNOLOGY & COMMUNICATIONS FUND

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.


Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.



Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

                                       PBHG TECHNOLOGY & COMMUNICATIONS FUND  47

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BRA CHART]
1996     1997     1998     1999
54.42%   3.32%    26.00%   243.89%

The Fund's year-to-date return as of 6/30/00 was 16.53%.

--------------------------------------------------------------------------------
Best Quarter:     Q4 1999  111.54%
Worst Quarter:    Q4 1997  -17.42%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                 Since Inception
                                  Past 1 Year       (9/29/95)
--------------------------------------------------------------------------------
Technology & Communications Fund    243.89%          63.29%
Soundview Technology Index          129.79%          45.68%*

*The since inception return for the Soundview Technology Index was September
 30, 1995. Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

48  PBHG TECHNOLOGY & COMMUNICATIONS FUND

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             0.85%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.34%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.19%
--------------------------------------------------------------------------------


[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
         1 Year          3 Years          5 Years            10 Years
--------------------------------------------------------------------------------
         $121              $378             $654              $1,443


                                       PBHG TECHNOLOGY & COMMUNICATIONS FUND  49

PBHG STRATEGIC SMALL COMPANY FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with growth of capital.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $750 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors strategically adjust the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.


[Graphic Omitted]    MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full potential worth and may go down in price.


Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 56.

50  PBHG STRATEGIC SMALL COMPANY FUND

[Graphic Omitted]    PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Index, widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS

[BAR CHART]
1997     1998     1999
25.67%   2.13%    51.79%

The Fund's year-to-date return as of 6/30/00 was 26.40%.

Best Quarter:     Q4 1999   36.16%
Worst Quarter:    Q3 1998  -23.48%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                             Since Inception
                                 Past 1 Year   (12/31/96)
Strategic Small Company Fund        51.79%       24.89%
Russell 2000 Index                  21.26%       13.08%


                                           PBHG STRATEGIC SMALL COMPANY FUND  51

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                                     None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.55%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.55%
--------------------------------------------------------------------------------
Fee Waiver (and/or Expense Reimbursement)            0.05%
Net Expenses                                         1.50%*
--------------------------------------------------------------------------------
*THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WILL PAY AS AN INVESTOR IN
 THIS FUND FOR THE CURRENT FISCAL YEAR ENDED MARCH 31, 2001. THAT'S BECAUSE
 FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER
 THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2000.

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
YOUR COST OVER
         1 Year          3 Years           5 Years           10 Years
--------------------------------------------------------------------------------
         $153              $485             $840              $1,841


52  PBHG STRATEGIC SMALL COMPANY FUND

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

[Graphic Omitted]    GOAL
The Fund seeks to provide investors with long-term growth of capital.

[Graphic Omitted]    MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of U.S. and non-U.S. companies and American Depository Receipts ("ADRs") of non-U.S. companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[Graphic Omitted]    MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund will go up and down, which means you could lose money.

                                PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND  53

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more under-developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[logo omitted] For more information on the Fund's investment strategies and the associated risks, please refer to the More About the Fund section beginning on page 56.

54 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

[Graphic Omitted]    PERFORMANCE INFORMATION
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

[Graphic Omitted]    FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund commenced operations on June 1, 2000, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                             1.50%
Distribution and/or Service (12b-1) Fees    None
Other Expenses                              0.50%
--------------------------------------------------------------------------------
Total Annual Operating Expenses             2.00%*
--------------------------------------------------------------------------------

*THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR
 THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 2.15%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 2.15%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES
 IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[Graphic Omitted]    EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
        1 Year            3 Years
--------------------------------------------------------------------------------
         $203              $627

                                PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND  55

                                                            MORE ABOUT THE FUNDS

[Logo Omitted] RISKS AND RETURNS

This section takes a closer look at the investment strategies that make up each Fund's risk and return characteristics.


In addition to the main investment strategies described in the Fund Summaries section of this Prospectus, each Fund may make other types of investments that have different risk/return characteristics. These investments, the Funds' main investment strategies and their risk/return characteristics are described in the table set forth on the following pages. From time to time, a Fund may make investments and pursue strategies different from those described in this Prospectus. Those non-principal investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.


Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means a Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.


Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.


Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter, Value Investors and Murray Johnstone maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.

Under normal circumstances, each Fund (except the Cash Reserves Fund) intends to remain fully invested, with at least 65% of its total assets in securities.

Pilgrim Baxter, Value Investors and Murray Johnstone focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Fund's performance.

--------------------------------------------------------------------------------
GROWTH SECURITIES
Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS
--------------------------------------------------------------------------------
See Securities.


Growth securities may be more sensitive to earnings changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.


The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS
See Securities.
--------------------------------------------------------------------------------
Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities.


In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

VALUE SECURITIES
--------------------------------------------------------------------------------
Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS
--------------------------------------------------------------------------------
See securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

The value securities in the Fund may never reach what Value Investors believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
See Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See securities.

In managing a Fund, Value Investors uses its own research, computer models and measures of value.

Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

FOREIGN EQUITY SECURITIES
--------------------------------------------------------------------------------

Securities of foreign issuers, including ADRs, EDRs and GDRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation that the bank holds in its vault. An ADR is bought and sold in the same manner as U.S. securities. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only that they are issued by a non-U.S. bank or a foreign branch of U.S. bank. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. These risks tend to be greater in emerging markets. As a result, the International and Global Technology & Communications Fund's investments in emerging markets may be considered speculative.

The adoption of the euro as the common currency of the European Economic an Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.


POTENTIAL RETURNS
--------------------------------------------------------------------------------
Favorable exchange rate movements could generate gains or reduce losses.
Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------


Murray Johnstone, in managing the International Fund, and Pilgrim Baxter, in managing the Global Technology & Communications Fund, each seek to invest in companies with strong growth potential in those countries with the best investment opportunities.

Every other Fund does not invest in emerging markets and limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. as follows: Growth, Emerging Growth, Large Cap Growth, Select Equity, Limited, Large Cap 20, New Opportunities, Technology & Communications: 10% and Core Growth, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company: 15%. ADRs are not included in these limits.

MONEY MARKET INSTRUMENTS
--------------------------------------------------------------------------------
High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes) commercial paper, corporate obligations (including asset backed securities) government obligations (such as U.S. Treasury, agency or foreign government securities) short-term obligations issued by state and local governments and repurchase agreements.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

The money market instruments in the Cash Reserve Fund may never reach what Pilgrim Baxter and Wellington Management believe are their full income potential.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

SMALL AND MEDIUM SIZED COMPANY SECURITIES

POTENTIAL RISKS
--------------------------------------------------------------------------------

Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities/Growth Securities/Value Securities.

Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES
--------------------------------------------------------------------------------
Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS
--------------------------------------------------------------------------------

Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.


POTENTIAL RETURNS
--------------------------------------------------------------------------------
Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------

Except for the Technology & Communications Fund and Global Technology & Communications Fund, each Fund seeks to strike a balance among the industries in which it invests so that no one industry dominates the Fund's investments.


OTC SECURITIES
--------------------------------------------------------------------------------
Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS
--------------------------------------------------------------------------------
OTC securities are not traded as often as securities listed on an exchange. So, if the Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Increases the number of potential investments for a Fund.
OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter, Value Investors and Murray Johnstone use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

ILLIQUID SECURITIES
--------------------------------------------------------------------------------
Securities that do not have a ready market and cannot be easily sold, if at all, at approximately the price that the Fund has valued them.

POTENTIAL RISKS
--------------------------------------------------------------------------------
A Fund may have difficulty valuing these securities precisely. A Fund may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
The Cash Reserves Fund may not invest more than 10% of its net assets in illiquid securities. Every other Fund may not invest more than 15% of its net assets in illiquid securities.

THE INVESTMENT ADVISER & SUBADVISERS

[Logo Omitted]    THE INVESTMENT ADVISOR

Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, PA 19087, is the investment advisor for each Fund. Founded in 1982, Pilgrim Baxter currently manages approximately $23 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies. Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth. Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur. As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, Technology & Communications and Global Technology & Communications Funds, and for the growth portion of the Strategic Small Company Fund. Pilgrim Baxter oversees the investment decisions made by Value Investors as sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds, and for the value portion of the Strategic Small Company Fund, Murray Johnstone as sub-adviser for the International Fund and Wellington Management as sub-adviser for the Cash Reserves Funds. The Funds' Board of Directors supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.

INVESTMENT PROCESS
--------------------------------------------------------------------------------
Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

[Logo Omitted]    THE SUB-ADVISERS

Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $500 million for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies. Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value, Large Cap Value and Focused Value Funds and the value portion of the Strategic Small Company Fund, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than the current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value. Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations. Murray Johnstone International Limited, 11 West Nile Street, Glasgow, Scotland is a U.S. registered investment adviser. Founded in 1989, Murray Johnstone currently manages $ billion for institutional clients worldwide. The investment process of Murray Johnstone, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the International Fund, Murray Johnstone uses twenty factors, like currency considerations, to score and rank a universe of countries and geographic regions according to investment potential. Then, using its own fundamental research, Murray Johnstone identifies individual companies with superior growth records and expectations, sound balance sheets and high cash flow generation. Each company's investment value is evaluated based on factors like relative price performance, upward earnings estimate revisions, improving balance sheets and strength of management. Murray Johnstone's decision to sell a security depends on many factors. Generally speaking, however, Murray Johnstone considers selling a security when another company or country offers superior investment opportunities, the risk associated with a particular currency becomes too great, or the security falls short of Murray Johnstone's expectations.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the PBHG Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of April 30, 1999, Wellington Management held discretionary management authority with respect to more than $ billion of assets. In managing the PBHG Cash Reserves Fund, Wellington Management uses a top-down strategy and bottom-up security selection, to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Pilgrim Baxter or Wellington Management is subject to the approval or ratification by the Fund's Board of Directors. For the fiscal year ended March 31, 2000, Pilgrim Baxter waived a portion of its fee for the Small Cap Value, Focused Value and Strategic Small Company Funds, so that the effective management fee paid by each Fund was as follows:

Growth Fund                   0.85%             Large Cap Value Fund       0.65%
Emerging Growth Fund          0.85%             Mid-Cap Value Fund         0.85%
Large Cap Growth Fund         0.75%             Small Cap Value Fund       0.92%
Select Equity Fund            0.85%             Focused Value Fund         0.80%
Core Growth Fund              0.85%             International Fund         1.00%
Limited Fund                  1.00%             Cash Reserves Fund         0.30%
Large Cap 20 Fund             0.85%             Technology &
New Opportunities Fund        1.00%              Communications Fund       0.85%
Strategic Small Company Fund  0.95%

The Global Technology & Communications Fund did not begin investment operations until June 1, 2000. As investment adviser to this Fund, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.5% of the Fund's average daily net assets. Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each sub-advised Funds.

Growth Fund/New Opportunities Fund   Gary L. Pilgrim, CFA has managed the Growth
                                     Fund since its inception in 1985. He
                                     has managed the New Opportunities Fund
                                     since April 21, 2000. Mr. Pilgrim is
                                     the Chief Investment Officer and
                                     President of Pilgrim Baxter and has
                                     been a growth stock manager for over 30
                                     years.

Large Cap Growth Fund/               Michael S. Sutton, CFA, has managed the
Large Cap 20 Fund/                   Large Cap Growth and Large Cap 20 Funds
Select Equity Fund                   since November, 1999. He has managed the
                                     Select Equity Fund since April 24,
                                     2000. Mr. Sutton joined Pilgrim Baxter
                                     in October 1999 from Loomis, Sayles &
                                     Co., where he worked for seven years as
                                     a portfolio manager of several large
                                     cap growth portfolios. Prior to that,
                                     Mr. Sutton was a large cap growth
                                     portfolio manager with Stein, Roe &
                                     Farnham.

Limited Fund/Emerging Growth Fund    Erin A. Piner has managed the Limited
                                     Fund since October, 1998. She has
                                     managed the Emerging Growth Fund since
                                     January 2000. Ms. Piner joined Pilgrim
                                     Baxter in 1995 as an equity analyst.
                                     Prior to joining Pilgrim Baxter, Ms. Piner worked for four years in the client service group of PaineWebber, Inc.

Small Cap Value Fund/                Jerome J. Heppelmann, CFA, has managed the
Mid-Cap Value Fund/                  Small Cap Value, Mid-Cap Value, and
Focused Value Fund                   Focused Value Funds since June, 1999.
                                     He joined Pilgrim Baxter in 1994 as a
                                     Vice President of Marketing/ Client
                                     Service and since 1997 has been a
                                     member of Value Investors Equity team.
                                     Prior to joining Pilgrim Baxter, Mr.
                                     Heppelmann worked in the Investment
                                     Advisory Group for SEI Investments.

Large Cap Value Fund                 Raymond J. McCaffrey, CFA, has managed the
                                     Large Cap Value Fund since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn Trust Company. His
                                     11 years of investment experience also
                                     include positions at Cypress Capital
                                     Management, Independence Capital Management and Fidelity Bank.

International Fund                   Andrew V. Preston has managed this Fund
                                     since April, 1999. He co-managed this Fund from July, 1995 through April, 1999. Mr.
                                     Preston joined Murray Johnstone
                                     International Limited in 1985 and has
                                     served as a portfolio manager and director since 1993.

Technology & Communications Fund/    Jeffrey A. Wrona, CFA has managed the
Core Growth Fund                     Technology & Communications Fund since
                                     May, 1999. He co-managed this Fund from
                                     May, 1998 through May, 1999. Mr. Wrona has managed the Core Growth Fund since May,
                                     1999. Mr. Wrona joined Pilgrim Baxter in
                                     1997 after seven years as a senior
                                     portfolio manager with Munder Capital
                                     Management and today manages several other funds at Pilgrim Baxter.

Strategic Small Company Fund         James M. Smith, CFA has co-managed this
                                     Fund since its inception in 1996. He
                                     manages the growth portion of this Fund.
                                     Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager and has over 20 years of equity portfolio management experience.
                                     Mr. Heppelmann manages the value portion of this Fund. His experience is discussed under the Small Cap Value, Mid-Cap Value and Focused Value Funds. Mr. Heppelmann has co-managed this fund since June, 1999.

Cash Reserves Fund                   John C. Keogh has managed this Fund since
                                     its inception in 1995. Mr. Keogh joined
                                     Wellington Management in 1983 as an
                                     assistant portfolio manager and has served as a portfolio manager since 1990.


Global Technology &                  Michael K. Ma has managed this Fund since
Communications Fund                  its inception on June 1, 2000. Mr. Ma
                                     joined Pilgrim Baxter in October 1999 as a senior technology analyst. Prior to joining
                                     Pilgrim Baxter, Mr. Ma worked for two and one-half years as an Equity Research
                                     Analyst in the Telecommunications Services
                                     Group of Deutsche Bank Securities, Inc.
                                     Prior to that, he worked for four years as a Portfolio Manger and Research Assistant with United States Trust Company of New
                                     York, first as a research assistant and
                                     then after 1994 as a portfolio manager.

                                                                 YOUR INVESTMENT


[Logo Omitted]    PRICING FUND SHARES
Cash Reserves Fund shares are priced at 2:00 p.m. Eastern time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value. Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Fund's Board of Directors. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

NET ASSET VALUE (NAV)
--------------------------------------------------------------------------------
The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of regular trading on the New York Stock Exchange. Fund shares are not priced on days that the New York Stock Exchange is closed.
                                                                              67

[Logo Omitted]    BUYING SHARES
You may purchase shares of each fund directly through the Fund's transfer agent. Except for the Cash Reserve Fund, the price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserve Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated net asset value. If you purchase shares of the Cash Reserve Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's net asset value as calculated on the next business day after receipt of the check or bank draft. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's board of directors may use another method that it believes reflects fair value. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern time each day the New York Stock Exchange is open. You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.


--------------------------------------------------------------------------------
MINIMUM INVESTMENTS
                                            Initial           Additional
--------------------------------------------------------------------------------
 REGULAR ACCOUNTS
         New Opportunities Fund1            $10,000           no minimum
         Limited Fund1                      $ 5,000           no minimum
         Strategic Small
           Company Fund                     $ 5,000           no minimum
         Each Other Fund                    $ 2,500           no minimum
         Uniform Gifts/Transfer
           to Minor Accounts                $   500           no minimum
 TRADITIONAL IRAS                           $ 2,000           no minimum
 ROTH IRAS                                  $ 2,000           no minimum
 EDUCATIONAL IRAS                           $   500           no minimum
 SYSTEMATIC INVESTMENT                      $   500               $25
   PLANS2 (SIP)
 1THE LIMITED AND NEW OPPORTUNITIES FUNDS ARE CURRENTLY CLOSED TO NEW INVESTORS. 2PROVIDED A SIP IS ESTABLISHED, THE MINIMUM INITIAL INVESTMENT
  FOR EACH FUND IS $500 ALONG WITH A MONTHLY SYSTEMATIC INVESTMENT OF $25 OR
  MORE.


CONCEPTS TO UNDERSTAND
--------------------------------------------------------------------------------
Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made. Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse. Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met. Education IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses. For more complete IRA information, consult a PBHG Shareholder Services Representative or a tax advisor.

[Logo Omitted]    SELLING SHARES
You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time (2:00 p.m. Eastern time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.


--------------------------------------------------------------------------------
LIMITATIONS ON SELLING SHARES BY PHONE
 Proceeds
 sent by                    Minimum                   Maximum
--------------------------------------------------------------------------------
 Check                     no minimum                 $50,000
                                                      per day
 Wire*                     no minimum                no maximum
 ACH                       no minimum                no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.
*WIRE FEE IS $10 PER FEDERAL RESERVE WIRE


WRITTEN REDEMPTION ORDERS
--------------------------------------------------------------------------------
Some circumstances require written sell orders along with signature guarantees. These include:
[BULLET] Redemptions in excess of $50,000
[BULLET] Requests to send proceeds to a different address or payee
[BULLET] Requests to send proceeds to an address that has been changed within the last 30 days o Requests to wire proceeds to a different bank account

A SIGNATURE GUARANTEE
helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

[Logo Omitted]    GENERAL POLICIES

[BULLET] Each Fund may reject or suspend acceptance of purchase orders.
[BULLET] Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the NAV of the Fund.
[BULLET] Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.
[BULLET] When placing a purchase, sale or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV. o SEI Trust Company, the custodian for PBHG Traditional, Roth and Education IRA accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Educational IRA accounts. This fee will be automatically charged to your account if not received by the announced due date, usually in mid-August.

[BULLET] Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 66. For non-retirement accounts, the Fund, may upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days. Due to you redeeming or exchanging out of the Fund.

EXCHANGES BETWEEN FUNDS
You may exchange some or all of your shares in a fund with any other fund identified in this prospectus. However, exchanges into the Limited Fund may be made only by investors who are current shareholders of that Fund, as it is currently closed to new investors. Exchanges into the New Opportunities Fund may be made only by persons who were shareholders on or before November 12, 1999, the day this fund closed to new investors. Simply mail, telephone or use the Fund's internet website to provide your exchange instructions to the transfer agent. There is currently no fee for exchanges, however, the Fund may change or terminate this privilege on 60 days notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG fund may be made only four (4) times a year.

TO OPEN AN ACCOUNT
--IN WRITING-----------------------
Complete the application.

Mail your completed application and a check to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534

--BY TELEPHONE---------------------
Call us at 1-800-433-0051 to receive an account application and receive an account number.

WIRE Have your bank send your investment to:
o United Missouri Bank of Kansas
City, N.A.
[BULLET] ABA# 10-10-00695
[BULLET] Account # 98705-23469
[BULLET] Fund Name
[BULLET] Your name
[BULLET] Your Social Security or tax ID number
[BULLET] Your account number

Return the account application.

--BY AUTOMATED CLEARING------------
  HOUSE (ACH)*




--VIA THE INTERNET-----------------
[BULLET] Visit the PBHG Funds website at http://www.pbhgfunds.com. [BULLET] Enter the "open account" screen and follow the instructions for completing an account application.

TO ADD TO AN ACCOUNT
-----------------------------------
Fill out an investment slip:

Mail the slip and the check to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534
-----------------------------------
WIRE  Have your bank send your investment to:
[BULLET] United Missouri Bank of Kansas  City, N.A.
[BULLET] ABA# 10-10-00695
[BULLET] Account # 98705-23469
[BULLET] Fund Name
[BULLET] Your name
[BULLET] Your Social Security or tax ID number
[BULLET] Your account number
-----------------------------------
[BULLET] Complete the bank information section on the account application. [BULLET] Attach a voided check or deposit slip to the account application. [BULLET] The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.
-----------------------------------
[BULLET] Complete the bank information section on the account application. [BULLET] Enter the "Your Account" section of the website and follow the instructions for purchasing shares.

TO SELL SHARES
--BY MAIL--------------------------
Write a letter of instruction that includes:
[BULLET] your name(s) and signature(s)
[BULLET] your account number
[BULLET] the fund name
[BULLET] the dollar amount your wish to sell
[BULLET] how and where to send the proceeds

If required, obtain a signature guarantee (see "Selling Shares") Mail your request to:

The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534

--SYSTEMATIC WITHDRAW PLAN---------
Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account

[BULLET] Complete the applicable section on the account application

Note: Must maintain a minimum account balance of $5,000 or more.

--By Telephone---------------------
Sales orders may be placed by telephone provided this option was selected on your account application. Please call 1-800-433-0051.

Note: sales from IRA accounts may not be made by telephone and must be made in writing.

--ACH------------------------------
[BULLET] Complete the bank information section on the account application. [BULLET] Attach a voided check or deposit slip to the account application.

Note: sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

--WIRE-----------------------------
Sale proceeds may be wired at your request. Be sure the Fund has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

[Logo Omitted]    DISTRIBUTION AND TAXES
Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. These dividends and distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire or ACH. Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below. A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange. (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it. (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

TAXES ON TRANSACTIONS
--------------------------------------------------------------------------------
The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

--------------------------------------------------------------------------------
TAXABILITY OF DISTRIBUTIONS

 Type of                 Tax rate for                       Tax rate for
 Distribution            15% bracket                        28% bracket
--------------------------------------------------------------------------------
 Dividends               Ordinary income rate               Ordinary income rate

 Short-term
   Capital Gains         Ordinary income rate               Ordinary income rate

 Long-term
   Capital Gains         10%                                20%

[Logo Omitted]    FINANCIAL HIGHLIGHTS


A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request. Financial highlights are not included for the Global Technology & Communications Fund because it did not commence operations until June 1, 2000.


For a Share Outstanding Throughout each Fiscal Year or period ended March 31:





           Net                                                                           Net                       Net
          Asset        Net        Realized and       Distributions   Distributions     Asset                     Assets
          Value     Investment     Unrealized          from Net          from           Value                     End
        Beginning     Income    Gains or (Losses)    Investment        Capital          End          Total      of Period
        of Period     (Loss)      on Securities        Income           Gains         of Period     Return        (000)
------------------------------------------------------------------------------------------------------------------------------
-----------------
PBHG GROWTH FUND
-----------------
  PBHG CLASS
  2000 2 $24.51      $(0.33)         $36.14               --           $(1.59)        $58.73        148.57     $6,465,234
  1999 2  28.23       (0.24)          (3.48)              --               --          24.51        (13.18)     3,228,740
  1998    21.06       (0.26)           7.43               --               --          28.23         34.05 %    5,338,380
  1997    25.30       (0.10)          (4.14)              --               --          21.06        (16.76)%    4,634,138
  1996    16.70       (0.06)           8.66               --               --          25.30         51.50 %    3,298,666

  PBHG ADVISOR CLASS
  2000 2 $24.35      $(0.42)         $35.85               --           $(1.59)        $58.19        147.98 %   $  143,937
  1999 2  28.12       (0.30)          (3.47)              --               --          24.35        (13.41)%       66,235
  1998    21.03       (0.15)           7.24               --               --          28.12         33.71 %       89,227
  1997 1  25.42       (0.06)          (4.33)              --               --          21.03        (17.27)%+      12,991

--------------------------
PBHG EMERGING GROWTH FUND
--------------------------
  PBHG CLASS
  2000 2 $20.61      $(0.21)         $20.76               --           $(1.16)        $40.00        101.33 %   $1,336,938
  1999 2  25.83       (0.18)          (4.96)              --            (0.08)         20.61        (19.91)%      736,008
  1998    19.26       (0.24)           6.81               --               --          25.83         34.11 %    1,404,157
  1997    23.07       (0.11)          (2.87)              --            (0.83)         19.26        (13.71)%    1,195,620
  1996    16.10       (0.07)           8.03               --            (0.99)         23.07         50.16 %      689,705

---------------------------
PBHG LARGE CAP GROWTH FUND
---------------------------
  PBHG CLASS
  2000 2 $24.57      $(0.23)         $21.32               --           $(7.29)        $38.37         98.60 %   $  256,965
  1999 2  22.69       (0.16)           3.53               --            (1.49)         24.57         15.90 %      144,089
  1998    14.26       (0.19)           8.82               --            (0.20)         22.69         60.80 %      145,662
  1997    14.53       (0.05)          (0.21)              --            (0.01)         14.26         (1.77)%      119,971
  1996 4  10.00       (0.03)           4.97               --            (0.41)         14.53         50.47 %*      53,759

------------------------
PBHG SELECT EQUITY FUND
------------------------
  PBHG CLASS
  2000 2 $25.93      $(0.34)         $58.71               --           $(6.49)        $77.81        240.82 %   $1,691,298
  1999 2  24.15       (0.21)           1.99               --               --          25.93          7.37 %      235,904
  1998    15.91       (0.44)           8.68               --               --          24.15         51.79 %      336,076
  1997    17.27       (0.13)          (1.03)              --            (0.20)         15.91         (6.94)%      372,486
  1996 4  10.00       (0.05)           7.68               --            (0.36)         17.27         77.75 %*     202,796

----------------------
PBHG CORE GROWTH FUND
----------------------
  PBHG CLASS
  2000 2 $14.06      $(0.20)         $16.39               --               --         $30.25        115.15 %   $  166,099
  1999 2  13.53       (0.14)           0.67               --               --          14.06          3.92 %       86,485
  1998    10.34       (0.33)           3.52               --               --          13.53         30.85 %      165,510
  1997    11.82       (0.09)          (1.39)              --               --          10.34        (12.52)%      283,995
  1996 3  10.00          --            1.82               --               --          11.82         18.20 %+      31,092

------------------
PBHG LIMITED FUND
------------------
  PBHG CLASS
  2000 2 $11.95      $(0.12)         $15.20               --           $(3.92)       $23.11         137.27 %   $  155,130
  1999 2  14.08       (0.10)          (1.45)              --            (0.58)        11.95         (11.01)%      108,011
  1998     9.05       (0.10)           5.53               --            (0.40)        14.08          60.78 %      178,168
  1997 6  10.00        0.02           (0.93)          $(0.03)           (0.01)         9.05          (9.15)%+     137,520


                                                                      Ratio
                                 Ratio                               of Net
                                of Net            Ratio              Investment
                              Investment        of Expenses       Income (Loss)
              Ratio             Income          to Average         to Average
           of Expenses          (Loss)           Net Assets         Net Assets       Portfolio
            to Average        to Average       (Excluding          (Excluding         Turnover
            Net Assets        Net Assets         Waivers)            Waivers)          Rate
------------------------------------------------------------------------------------------------
-----------------
PBHG GROWTH FUND
-----------------
  PBHG CLASS
  2000 2   1.23%            (0.90)%            1.23%               (0.90)%         107.73%
  1999 2   1.32%            (0.99)%            1.32%               (0.99)%          80.51%
  1998     1.26%            (0.74)%            1.26%               (0.74)%          94.21%
  1997     1.25%            (0.69)%            1.25%               (0.69)%          64.89%
  1996     1.48%            (0.79)%            1.48%               (0.79)%          44.64%

  PBHG ADVISOR CLASS
  2000 2   1.48%            (1.15)%            1.48%               (1.15)%         107.73%
  1999 2   1.57%            (1.24)%            1.57%               (1.24)%          80.51%
  1998     1.51%            (1.02)%            1.51%               (1.02)%          94.21%
  1997 1   1.53%*           (1.11)%*           1.53%*              (1.11)%*         64.89%

--------------------------
PBHG EMERGING GROWTH FUND
--------------------------
  PBHG CLASS
  2000 2   1.24%            (0.76)%            1.24%              (0.76)%          141.81%
  1999 2   1.34%            (0.80)%            1.34%              (0.80)%          101.53%
  1998     1.27%            (0.80)%            1.27%              (0.80)%           95.21%
  1997     1.28%            (0.36)%            1.28%              (0.36)%           47.75%
  1996     1.47%            (0.42)%            1.47%              (0.42)%           97.05%

---------------------------
PBHG LARGE CAP GROWTH FUND
---------------------------
  PBHG CLASS
  2000 2   1.17%            (0.79)%            1.17%              (0.79)%          184.36%
  1999 2   1.25%            (0.71)%            1.25%              (0.71)%           46.16%
  1998     1.22%            (0.79)%            1.22%              (0.79)%           46.56%
  1997     1.23%            (0.47)%            1.23%              (0.47)%           51.70%
  1996 4   1.50%*           (0.66)%*           2.07%*             (1.23)%*         116.75%

------------------------
PBHG SELECT EQUITY FUND
------------------------
  PBHG CLASS
  2000 2   1.18%             (0.68)%            1.18%              (0.68)%          200.56%
  1999 2   1.34%             (0.90)%            1.34%              (0.90)%           56.59%
  1998     1.35%             (1.15)%            1.35%              (1.15)%           72.16%
  1997     1.26%             (0.76)%            1.26%              (0.76)%           71.70%
  1996 4   1.50%*            (0.74)%*           1.73%*             (0.97)%*         206.22%

----------------------
PBHG CORE GROWTH FUND
----------------------
  PBHG CLASS
  2000 2   1.33%             (1.02)%            1.33%              (1.02)%          312.32%
  1999 2   1.45%             (1.16)%            1.45%              (1.16)%          120.93%
  1998     1.35%             (1.07)%            1.35%              (1.07)%           72.78%
  1997     1.36%             (0.77)%            1.36%              (0.77)%           46.75%
  1996 3   1.50%*            (0.18)%*           2.92%*             (1.60)%*          17.00%

------------------
PBHG LIMITED FUND
------------------
  PBHG CLASS
  2000 2   1.32%             (0.76)%            1.32%              (0.76)%          107.78%
  1999 2   1.40%             (0.81)%            1.40%              (0.81)%          111.07%
  1998     1.40%             (0.72)%            1.40%              (0.72)%           81.36%
  1997 6   1.42%*             0.33 %*           1.42%*              0.33 %*          75.46%



           Net                                                                          Net                         Net
          Asset        Net        Realized and       Distributions   Distributions     Asset                      Assets
          Value     Investment     Unrealized          from Net          from          Value                       End
        Beginning     Income    Gains or (Losses)    Investment        Capital          End          Total      of Period
        of Period     (Loss)      on Securities        Income           Gains         of Period     Return        (000)
-------------------------------------------------------------------------------------------------------------------------------
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2000 2  $24.10      $(0.25)         $26.26              --            $(5.77)         $44.34       117.88 %  $1,083,460
  1999 2   15.98       (0.12)           8.46              --             (0.22)          24.10        52.52 %     603,077
  1998      9.25       (0.07)           6.80              --                --           15.98        72.76 %     192,631
  1997 7   10.00       (0.01)          (0.73)          $(0.01)              --            9.25        (7.40)%+     69,819

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2000 2  $16.47      $(0.71)         $85.60              --           $(3.17)          $98.19       529.94 %  $  355,600
  1999 10  13.52       (0.01)           2.96              --               --            16.47        21.82 %+     16,742

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000    $13.85       $0.12           $1.78           $(0.08)         $(3.70)          $11.97        14.25 %  $   32,922
  1999     13.01        0.08            2.45            (0.10)          (1.59)           13.85        20.29 %      44,922
  1998     10.11        0.02            3.84            (0.06)          (0.90)           13.01        39.47 %      76,476
  1997 8   10.00        0.02            0.09               --              --            10.11         1.10 %+     26,262
------------------------
PBHG MID-CAP VALUE FUND
------------------------
  PBHG CLASS
  2000 2  $15.09      $(0.02)          $5.03               --          $(6.28)          $13.82        42.21 %  $   60,690
  1999     15.30          --            0.92               --           (1.13)           15.09         8.35 %      56,981
  1998 9   10.00       (0.01)           6.00               --           (0.69)           15.30        61.06 %+     54,173

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000 2  $11.38      $(0.08)          $7.45               --              --           $18.75        64.76 %  $   92,634
  1999 2   15.38       (0.09)          (3.06)              --          $(0.85)           11.38       (20.93)%      69,787
  1998 9   10.00       (0.03)           6.15               --           (0.74)           15.38        62.27 %+    125,834

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2000 2  $10.46      $(0.01)          $8.93               --          $(0.87)          $18.51        89.17 %  $   22,556
  1999 10  10.32          --            0.14               --              --            10.46         1.36 %+      3,658

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
  2000 2  $11.60      $(0.08)          $2.30              --           $(0.88)          $12.94        19.29 %  $   11,382
  1999 11  12.04       (0.14)           0.29          $(0.17)           (0.42)           11.60         1.42 %      12,220
  1998     11.26       (0.03)           1.83              --            (1.02)           12.04        17.46 %      20,905
  1997     10.55          --            0.71              --               --            11.26          6.7 %      21,265
  1996      9.13       (0.04)           1.46              --               --            10.55        15.55 %      11,243

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2000    $ 1.00       $0.05              --          $(0.05)              --           $ 1.00         4.81 %  $  579,458
  1999      1.00        0.05              --           (0.05)              --             1.00         4.84 %     144,239
  1998      1.00        0.05              --           (0.05)              --             1.00         5.13 %     117,574
  1997      1.00        0.05              --           (0.05)              --             1.00         4.89 %     341,576
  1996 4    1.00        0.05              --           (0.05)              --             1.00         5.24 %*     99,001


                                                                     Ratio
                                 Ratio                               of Net
                                of Net            Ratio            Investment
                              Investment        of Expenses       Income (Loss)
              Ratio             Income          to Average         to Average
           of Expenses          (Loss)           Net Assets         Net Assets       Portfolio
           to Average         to Average       (Excluding          (Excluding         Turnover
           Net Assets         Net Assets         Waivers             Waivers            Rate
---------------------------------------------------------------------------------------------
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2000 2     1.23%             (0.82)%            1.23%              (0.82)%         147.35%
  1999 2     1.27%             (0.64)%            1.27%              (0.64)%          76.41%
  1998       1.41%             (0.79)%            1.41%              (0.79)%          98.27%
  1997 7     1.50%*             0.17 %*           1.50%*              0.17 %*         43.98%

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2000 2     1.34%             (1.15)%            1.34%             (1.15)%          668.31%
  1999 10    1.50%*            (0.80)%*           1.59%*            (0.89)%*         109.43%

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000       1.11%               0.71%            1.11%               0.71%         1018.03%
  1999       1.01%               0.59%            1.01%               0.59%          568.20%
  1998       1.17%               0.98%            1.17%               0.98%          403.59%
  1997 8     1.50%*              1.61%*           1.74%*              1.37%*           0.00%
------------------------
PBHG MID-CAP VALUE FUND
------------------------
  PBHG CLASS
  2000 2     1.44%             (0.15)%            1.44%             (0.15)%          742.57%
  1999       1.33%               0.01%            1.33%               0.01%          732.73%
  1998 9     1.47%*            (0.17)%*           1.47%*            (0.17)%*         399.96%

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000 2     1.50%             (0.56)%            1.58%             (0.64)%          352.85%
  1999 2     1.48%             (0.71)%            1.48%             (0.71)%          273.87%
  1998 9     1.49%*            (0.52)%*           1.49%*            (0.52)%*         263.04%

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2000 2     1.50%             (0.10)%            1.55%             (0.15)%          853.36%
  1999 10    1.50%*              0.09%*           2.67%*             1.08)%*         173.09%

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
  2000 2     2.00%             (0.62)%            2.00%             (0.62)%           90.17%
  1999 11    1.97%             (0.35)%            1.97%             (0.35)%           59.74%
  1998       2.00%             (0.13)%            2.00%             (0.13)%           85.94%
  1997       2.22%             (0.32)%            2.22%             (0.32)%           74.82%
  1996       2.25%             (0.22)%            3.03%             (1.00)%          140.26%

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2000       0.69%               4.78%            0.69%               4.78%              n/a
  1999       0.70%               4.72%            0.70%               4.72%              n/a
  1998       0.68%               5.00%            0.68%               5.00%              n/a
  1997       0.68%               4.79%            0.68%               4.79%              n/a
  1996 4     0.70%*              5.05%*           0.88%*              4.87%*             n/a




           Net                                                                          Net                         Net
          Asset        Net        Realized and       Distributions   Distributions     Asset                      Assets
          Value     Investment     Unrealized          from Net          from          Value                       End
        Beginning     Income    Gains or (Losses)    Investment        Capital          End          Total      of Period
        of Period     (Loss)      on Securities        Income           Gains         of Period     Return        (000)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  2000 2  $27.59     $(0.54)         $62.84               --            $(4.87)         $85.02      233.99 %  $3,843,946
  1999 2   19.27      (0.19)           8.80               --             (0.29)          27.59       45.33 %     536,405
  1998     14.63      (0.23)           5.72               --             (0.85)          19.27       38.29 %     495,697
  1997     12.48      (0.05)           2.55               --             (0.35)          14.63       19.59 %     493,156
  1996 5   10.00      (0.02)           2.50               --                --           12.48       24.82 %+     61,772

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS
  2000 2 $ 10.54     $(0.13)         $10.18               --            $(1.25)         $19.34       99.74 %  $   75,225
  1999 2   12.89      (0.11)          (1.78)              --            $(0.46)          10.54      (14.52)%      48,029
  1998      8.86      (0.11)           5.01               --             (0.87)          12.89       56.54 %     111,983
  1997 8   10.00         --           (1.14)              --                --            8.86      (11.40)%+     61,382

                                                                    Ratio
                               Ratio                               of Net
                              of Net            Ratio            Investment
                            Investment        of Expenses       Income (Loss)
            Ratio             Income          to Average         to Average
         of Expenses          (Loss)           Net Assets         Net Assets       Portfolio
         to Average         to Average       (Excluding          (Excluding         Turnover
         Net Assets         Net Assets         Waivers             Waivers            Rate
----------------------------------------------------------------------------------------------
-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  2000 2     1.19%             (0.96)%            1.19%              (0.96)%           362.38%
  1999 2     1.34%             (0.96)%            1.34%              (0.96)%           276.07%
  1998       1.30%             (0.91)%            1.30%              (0.91)%           259.89%
  1997       1.33%             (0.59)%            1.33%              (0.59)%           289.91%
  1996 5     1.50%*            (0.50)%*           2.00%*             (1.00)%*          125.99%

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS
  2000 2     1.50%             (0.93)%            1.55%              (0.98)%           240.55%
  1999 2     1.50%             (0.97)%            1.54%              (1.01)%           140.89%
  1998       1.45%             (0.92)%            1.45%              (0.92)%           215.46%
  1997 8     1.50%*             0.18 %*           1.50%*               0.18%*           88.88%

  * Annualized
  + Total returns and portfolio turnover have not been annualized.
  1 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996. 2 Per share calculations were performed using average shares for the period. 3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
  4 The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG
    Cash Reserves Fund commenced operations on April 5, 1995.
  5 The PBHG Technology & Communications Fund commenced operations on September
    29, 1995.
  6 The PBHG Limited Fund commenced operations on June 28, 1996.
  7 The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
  8 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund
    commenced operations on December 31, 1996.
  9 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.
 10 The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
 11 Distributions from net investment income include $0.1659 of distribution in excess of net investment income.


Amounts designated as "-" are either $0 or have been rounded to $0.

FOR MORE INFORMATION

THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
SEC FILE NUMBER 811-04391

For investors who want more information about the funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more information about the funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS
Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

TO OBTAIN INFORMATION
--------------------------------------------------------------------------------
BY TELEPHONE
Call 1-800-433-0051

BY MAIL
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, MO 64121-9534

VIA THE INTERNET


www.pbhgfunds.com
Text-only versions of these reports and other information about The PBHG Funds, Inc. are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.



INVESTMENT ADVISER
Pilgrim Baxter & Associates, Ltd.

DISTRIBUTOR
SEI Investments Distribution Co.
PBHG Prospectus -- 7/00

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATED JULY 31, 2000


                                      Fund:
                              THE PBHG FUNDS, INC.

                                   Portfolios:
                                PBHG GROWTH FUND
                            PBHG EMERGING GROWTH FUND
                           PBHG NEW OPPORTUNITIES FUND
                           PBHG LARGE CAP GROWTH FUND
                             PBHG SELECT EQUITY FUND
                              PBHG CORE GROWTH FUND
                                PBHG LIMITED FUND
                             PBHG LARGE CAP 20 FUND
                            PBHG LARGE CAP VALUE FUND
                             PBHG MID-CAP VALUE FUND
                            PBHG SMALL CAP VALUE FUND
                             PBHG FOCUSED VALUE FUND
                             PBHG INTERNATIONAL FUND
                             PBHG CASH RESERVES FUND
                      PBHG TECHNOLOGY & COMMUNICATIONS FUND
                        PBHG STRATEGIC SMALL COMPANY FUND

                  PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND


                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of The PBHG Funds, Inc. (the "Fund" or "Registrant") and the Portfolios named above. It should be read in conjunction with the Prospectus for the Portfolios' PBHG Class shares dated July 31, 2000 and with the Prospectus for the Advisor Class of the PBHG Growth Fund shares dated July 31, 2000. The Prospectuses may be obtained without charge by calling 1-800-433-0051.

The Annual Report for each Portfolio, except for pages 1 through 7 thereof, is incorporated herein by reference and made a part of this document. The Annual Report may be obtained without charge by calling 1-800-433-0051.

                                TABLE OF CONTENTS

                                                        Page
THE FUND............................................      3

DESCRIPTION OF PERMITTED INVESTMENTS................      3

INVESTMENT LIMITATIONS............................       16

DIRECTORS AND OFFICERS OF THE FUND................       22

5% AND 25% SHAREHOLDERS...........................       25

THE ADVISER.......................................       30

THE SUB-ADVISERS..................................       33

THE DISTRIBUTOR...................................       36

THE ADMINISTRATOR AND SUB-ADMINISTRATOR...........       37

OTHER SERVICE PROVIDERS...........................       38

PORTFOLIO TRANSACTIONS............................       39

DESCRIPTION OF SHARES.............................       43

PURCHASES AND REDEMPTIONS OF SHARES...............       43

DETERMINATION OF NET ASSET VALUE..................       51

TAXES.............................................       52

PERFORMANCE ADVERTISING...........................       58

COMPUTATION OF YIELD .............................       59

CALCULATION OF TOTAL RETURN.......................       60

FINANCIAL STATEMENTS..............................       61

                                    THE FUND

The Fund is an open-end management investment company which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Fund approved an Agreement and Articles of Merger pursuant to which the Fund was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Fund voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Fund's name to The PBHG Funds, Inc.

This Statement of Additional Information relates to all Portfolios of the Fund. Shareholders may purchase shares through two separate classes, i.e., PBHG Class and Advisor Class (formerly the Trust Class) shares, which provide for differences in distribution costs, voting rights and dividends. Except for these differences, each PBHG Class share and each Advisor Class share of each Portfolio represents an equal proportionate interest in that Portfolio. See "Description of Shares." Currently only the PBHG Growth Fund offers Advisor Class shares. This Statement of Additional Information relates to both classes of shares of the Fund. No investment in shares of a Portfolio should be made without first reading the Portfolio's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in each Prospectus offering shares of the Portfolios.


Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors" or "Sub-Adviser") serves as the investment sub-adviser to the PBHG Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds. Murray Johnstone International Ltd. ("Murray Johnstone" or "Sub-Adviser") serves as the sub-adviser to the PBHG International Fund. Wellington Management Company, LLP ("Wellington Mangement" or "Sub-Adviser") serves as the sub-adviser to the PBHG Cash Reserves Fund.



                      DESCRIPTION OF PERMITTED INVESTMENTS

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Portfolio, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain that Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect each of the Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. A Portfolio will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by that Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that each Portfolio may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from a Portfolio's securities portfolio, that Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intend to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OVER-THE-COUNTER OPTIONS. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Such Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session.

Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although a Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, that Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Portfolio and clients advised by the Adviser or the applicable Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options which a Portfolio can write on a particular security.

INVESTMENT COMPANY SHARES

Investment company shares that each Portfolio may invest in are limited to shares of money market mutual funds, except as set forth under "Investment Limitations" below. Since such mutual funds pay management fees and other expenses, shareholders of the Portfolios would indirectly pay both Portfolio expenses and the expenses of underlying funds with respect to Portfolio assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Portfolio owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies. Each Portfolio has no current intention, in the foreseeable future, of investing more than 5% of its assets in investment company securities.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser or Sub-Advisers determine the liquidity of the Fund's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser or Sub-Advisers may consider various factors including:
(i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES


Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. Each Fund limits the amount of total assets it invests in restricted securities as follows:
Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, International, Cash Reserves, Technology & Communications, Global Technology & Communications: 10% and Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company: 15%. The Growth Fund is not currently permitted to invest in restricted securities.


FOREIGN CURRENCY TRANSACTIONS

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the applicable Sub-Advisers may enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the Securities Exchange Commission ("SEC") require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Portfolio's currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the applicable Sub-Adviser increases a Portfolio's exposure to a foreign currency and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Portfolio or that it will hedge at an appropriate time.


AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITORY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as

Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.


BANKERS' ACCEPTANCE


A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to7 furnish dollar exchange. Maturities are generally six months or less.


CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities.

The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities. Only the Small Cap Value, Mid-Cap Value and Large Cap Value Funds are permitted to invest in these securities. These Funds use segregated accounts to offset leverage risk.


SMALL AND MEDIUM CAPITALIZATION STOCKS


Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Portfolio (other than the Cash Reserves Fund) may be more suitable for long-term investors who can bear the risk of these fluctuations. The Emerging Growth Fund, Limited Fund, New Opportunities Fund, Small Cap Value Fund and Strategic Small Company Fund invest extensively in small capitalization companies. The Mid-Cap Value Fund invests extensively in medium capitalization companies. In certain cases, the Growth Fund, Core Growth Fund, Select Equity Fund, Focused Value Fund, Technology & Communications Fund and Global Technology & Communications Fund invest in securities of issuers with small or medium market capitalizations. While the Adviser and Value Investors intend to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.


OVER-THE-COUNTER MARKET

Each Portfolio (except the Cash Reserves Fund) may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which each Portfolio invests may not be as great as that of other securities and, if the Portfolios were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

Each of the Portfolios may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.


The International Fund and Global Technology & Communications Fund's investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the International Fund and Global Technology & Communications Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


INVESTMENTS IN TECHNOLOGY COMPANIES


Each Portfolio (except the Cash Reserves Fund) may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. The Technology & Communications Fund and Global Technology & Communications Fund are non-diversified, which means they will invest a higher percentage of their assets in a limited number of technology stocks. As a result, the price change of a single security, positive or negative, will have a greater impact on each Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund. In addition, the Technology & Communications Fund and Global Technology & Communications Fund are concentrated, which means they will invest 25% or more of their total assets in one or more of the industries within the technology and communications sectors. Many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on these other, related industries and, thus, may affect the value of the Technology & Communications Fund and Global Technology & Communications Fund's investments in technology companies. For example, the technology companies in which the Technology & Communications Fund and Global Technology & Communications Fund invest may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

EUROPEAN ECONOMIC AND MONETARY UNION

Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by the Portfolio because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

Each Portfolio has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

PBHG Growth Fund

The PBHG Growth Fund may not:

1. Make loans, except that the Portfolio, in accordance with its investment objective and policies, may (i) purchase debt instruments, and (ii) enter into repurchase agreements, provided that the Portfolio will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any other illiquid securities held by the Portfolio, would exceed 15% of the value of its net assets.

2. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under the 1933 Act in connection with the sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that the Portfolio, in accordance with its investment objective and policies, may enter into futures contracts and options thereon.

4. Purchase or sell real estate, or real estate investment partnerships.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to the Portfolio, up to 25% of its assets may be invested without regard to these limits.

7. Pledge any of its assets, except that the Portfolio may pledge assets having a value of not more than 10% of its total assets in order to (i) secure permitted borrowings, or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

8. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

9. Invest in interests in oil, gas or other mineral exploration or development programs.

10. Purchase or write puts, calls or combinations thereof, except that the Portfolio may invest in and commit its assets to writing and purchasing only put and call options that are listed on a national securities exchange and issued by the Options Clearing Corporation to the extent permitted by the Prospectus and this Statement of Additional Information. In order to comply with the securities laws of several states, the Portfolio (as a matter of operating policy) will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options for that Portfolio exceeds 25% of the market value of that Portfolio's net assets.

11. Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this investment limitation, state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas, and telephone) and financial service companies will be classified according to end use of their service (e.g., automobile finance, bank finance, and diversified finance).

12. Borrow money (other than pursuant to reverse repurchase agreements) except for temporary or emergency purposes and then only in amounts up to 33 1/3% of the total assets of the PBHG Growth Fund. The temporary borrowing will include, for example, borrowing to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, to facilitate the settlement of securities transactions, and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making additional investments.


PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund, PBHG Global Technology & Communications Fund.


Each of the foregoing Portfolios may not:


1. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements. In addition, the PBHG Limited Fund, the PBHG Large Cap 20 Fund, the PBHG Large Cap Value Fund, the PBHG Mid-Cap Value Fund, the PBHG Small Cap Value Fund, the PBHG International Fund, PBHG Strategic Small Company Fund and the PBHG Global Technology & Communications Fund may each lend its portfolio securities in an amount not exceeding one-third the value of its total assets.


2. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that a Portfolio, in accordance with its objectives and policies, may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and
(ii) enter into futures contracts and options thereon.

4. Purchase or sell real estate or real estate partnership interests, except that this limitation shall not prevent a Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts that deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.


6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to the Portfolio, up to 25% of its assets may be invested without regard to these limits. This limitation does not apply to the PBHG Large Cap 20 Fund, the PBHG Technology & Communications Fund, PBHG Global Technology & Communications Fund or the PBHG Cash Reserves Fund.


In addition, for purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collaterlaized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of one or more issuers (other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collaterlized by such obligations) whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).



With respect to the PBHG Technology & Communications Fund and the PBHG Global Technology & Communications Fund, up to 50% of the Fund's assets may be invested without regard to these limits.



8. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets (except not exceeding 33 1/3% of the value of total assets with respect to the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

9. Invest in companies for the purpose of exercising control.

10. Pledge, mortgage or hypothecate assets, except: (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings; or
(ii) in connection with permitted transactions regarding options and futures contracts and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the occurrence of such pledge, mortgage or hypothecation.

11. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

12. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

13. Invest in interests in oil, gas or other mineral exploration or development programs and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, invest in oil, gas or mineral leases.


PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Make loans except that each such Portfolio, in accordance with its investment objective and policies, may (i) purchase debt obligations, (ii) enter into repurchase agreements and (iii) lend its portfolio securities.

2. Act as an underwriter of securities of other issuers, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that each such Portfolio, in accordance with its investment objective and policies, may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and (ii) enter into forward contracts, futures contracts and options thereon.

4. Purchase or sell real estate, or real estate partnership interests, except that this limitation shall not prevent any such Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts which deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except that up to 25% of its assets may be invested without regard to these limits.

This limitation does not apply to the PBHG Focused Value Fund. For purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this investment limitation, state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas, and telephone) and financial service companies will be classified according to end use of their service (e.g., automobile finance, bank finance, and diversified finance).

8. Borrow money (other than pursuant to reverse repurchase agreements) except for temporary or emergency purposes and then only in amounts up to 33 1/3% of the total assets of the PBHG Focused Value Fund and the PBHG New Opportunities Fund. The temporary borrowing will include, for example, borrowing to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, to facilitate the settlement of securities transactions, and is not for investment purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making additional investments.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to borrowings in excess of limitation 8 above which will be reduced consistent with the requirements of Section 18(f) of the 1940 Act).

NON-FUNDAMENTAL POLICIES

In addition to the foregoing, and the policies set forth in each Portfolio's Prospectus, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

The PBHG Growth Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2. Invest in the securities of foreign issuers if, at the time of acquisition, more than 15% of the value of the Portfolio's total assets would be invested in such securities.

3. Make short sales or purchase securities on margin; but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.


PBHG Large Cap Growth Fund and PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund, PBHG Global Technology & Communications Fund.


Each of the foregoing Portfolios may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets (except not exceeding 10% of the value of net assets with respect to the PBHG Cash Reserves Fund). This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Directors, based on trading markets for such security, to be liquid.

2. Purchase puts, calls, straddles, spreads, and any combination thereof, except to the extent permitted by the 1940 Act or the rules or regulations thereunder.

The foregoing percentages will apply at the time of each purchase of a security.


PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Pledge more than 10% of it's total assets, except that each such Portfolio may pledge assets to the extent permitted by the 1940 Act in order to (i) secure permitted borrowings or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

2. Purchase or hold the securities of an issuer if, at the time thereof, any such purchase or holding would cause more than 15% of the Portfolio's net assets to be invested in illiquid securities. This limitation does not include any Rule 144A security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.


3. Purchase or sell puts, calls, straddles, spreads, and any combination thereof except that each such Portfolio may, in accordance with its investment objective and policies, write covered call options with respect to all of its portfolio securities, write covered put options and enter into closing purchase transactions with respect to such options, engage in put and call option transactions and engage in interest rate and stock index futures contracts and related options transactions.


4. Purchase securities of open-end or closed-end investment companies, except to the extent permitted by the 1940 Act.

5. Invest in companies for the purpose of exercising control.

6. Purchase securities on margin, except that each such Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Fund's use of options and futures contracts.

7. Invest in interests in oil, gas or other mineral leases, exploration or development programs, except that this shall not prevent a Portfolio from investing in readily marketable securities of issuers that invest or engage in oil, gas or other mineral leases, exploration or development programs or issuers secured by interest in such activities.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities).

SENIOR SECURITIES

The term ""senior security", as defined in Section 18(g) of the Investment Company Act of 1940, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" shall not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor shall such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5 percent of the value of the total assets of the issuer at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed; otherwise it shall be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a sub-adviser, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. The portfolio turnover rate for the fiscal year or period ended March 31, 2000 for each of the Portfolios is specified in the Financial Highlights table. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


The Large Cap Growth, New Opportunities, Select Equity, Core Growth, Large Cap 20 and Large Cap Value Funds experienced increased turnover in fiscal year 2000 as compared to the prior periods. This increase in turnover occurred primarily for three reasons. First, because of the market's volatility in 1999, particularly in the fourth quarter, the portfolio managers were able to employ a strategy of selling into strength and buying into weakness more often than in a typical year with less volatility. Second, macro economic changes caused some companies to have different intrinsic values than they had in more favorable market conditions. The portfolio managers responded by re-allocating the Fund's assets in light of the changed economic conditions. Third, the portfolio manager changes in the Large Cap Value, Core Growth, Large Cap 20, Large Cap Growth and Select Equity Fund's resulted in certain turnover by the new portfolio managers.

                       DIRECTORS AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Directors under the laws of the State of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Fund. The Directors and executive officers of the Fund and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Director serves as a Director and each officer serves as an officer in a similar capacity for The PBHG Insurance Series Fund, Inc., a registered investment company advised by the Adviser.

Name, Address, and Age

Position Held with the Fund

Principal Occupation(s) During Past 5 Years
-------------------------------------------
John R. Bartholdson,
1255 Drummers Lane, Suite 200,
Wayne, PA 19087 (55)

Director

Chief Financial Officer and Director,
the Triumph Group, Inc. (manufacturing since 1992.

--------------------------------------------------------------------------------
Harold J. Baxter*,
825 Duportail Road,
Wayne, PA 19087, (53)

Chairman of the Board and Director

Chairman, Chief Executive Officer and Director, the Adviser since 1982. Trustee, the Administrator since May 1996. Chairman, Chief Executive Officer and Director, Value Investors, since June 1996. Trustee, PBHG Fund Distributors since January 1998. Director, UAM since 1996.

--------------------------------------------------------------------------------
Jettie M. Edwards,
76 Seaview Drive,
Santa Barbara, California 93108, (53)

Director

Consultant, Syrus Associates since 1986. Trustee, provident Investment Counsel Trust (investment company) since 1992. Trustee, EQ Advisors Trust (investment company) since 1997l.

--------------------------------------------------------------------------------
Albert A. Miller,
7 Jennifer Drive,
Holmdel, New Jersey 07733, (65)

Director

Principal and Treasurer, JK Equipment Exporters since 1995. Senior Vice President, Cherry & Webb, CWT Specialty Stores since 1995, Advisor and Secretary, the Underwoman Shoppes Inc. (retail clothing stores) since 1980. Merchandising Group Vice President, R.H. Macy & Co., 1958-1995 (retired).

--------------------------------------------------------------------------------
Gary L. Pilgrim,
825 Duportail Road,
Wayne, PA 19087, (59)

President

President, Chief Investment Officer and Director, the Adviser since 1982. Trustee, the Administrator since May 1996. President and Director, Value Investors since June 1996.

--------------------------------------------------------------------------------
Lee T. Cummings
825 Duportail Road,
Wayne, PA 19087 (36)

Treasurer, Chief Financial Officer, Controller

Director of Mutual Fund Operations, the Adviser since 1996. Treasurer, the Administrator since May 1996. President, the Distributor since December 1998. Investment Accounting Officer, Delaware Group of Funds, 1994-1996. Vice President, Fund/Plan Services, Inc., 1992-1994.

--------------------------------------------------------------------------------
Matthew R. DiClemente,
825 Duportail Road,
Wayne, PA 19087, (30)

Assistant Secretary

Legal Assistant, the Adviser since 1998. Fund Accountant, the Adviser, 1996-1998. Fund Accountant, J.P. Morgan & Co., 1993-1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
John M. Zerr,
825 Duportail Road,
Wayne, PA 19087, (37)

Vice-President and Secretary

General Counsel and Secretary, the Adviser since November 1996. General Counsel and Secretary, Value Investors since November 1996. General Counsel and Secretary, the Administrator since January 1998. General Counsel and Secretary, the Distributor since January 1998. Vice president and Assistant Secretary, Delaware Management Company, Inc. and the Delaware Group of Funds, 1995-1996. Associate, Ballard Sphr Andrews & Ingersoll (law firm), 1987-1995.

--------------------------------------------------------------------------------
Meghan M. Mahon
825 Duportail Road,
Wayne, PA 19087, (32)

Vice President and Assistant Secretary


Counsel, the Adviser since April 1998. Assistant Vice President, Assistant Secretary and Counsel, Delaware Management Company Inc. and the Delaware Group of Funds, 1997-1998. Associate, Drinker Biddle & Reath, LLP (law firm) 1994-1997. Associate, McAleese, McGoldrick & Susanin (law firm) 1993-1994.


--------------------------------------------------------------------------------
James R. Foggo,
One Freedom Valley Road,
Oaks, PA 19456, (36)


Vice President and Assistant Secretary

Vice President and Assistant Secretary of the Sub-Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison, 1998. Associate, Baker & McKenzie, 1995-1998. Associate, Battle Fowler L.L.P., 1993-1995.


--------------------------------------------------------------------------------
Timothy D.Barto,
One Freedom Valley Road,
Oaks, PA 19456, (32)


Vice President and Assistant Secretary

Vice President and Assistant Secretary of the SEI Investments Co. and a Vice-President and Assistant Secretary of SEI Investments Mutual Fund Services and SEI Investments Distribution Co. since November 1999. Associate at Dechert Price & Rhoads from 1997 to 1999 and an Associate at Richter, Miller & Finn from 1994 to 1997.


--------------------------------------------------------------------------------

Each current Director of the Company received the following compensation during the fiscal year ended March 31, 2000:



=========================================================================================================================
                                             Pension or                  Estimated                Total
                                             Retirement                  Annual                   Compensation
                          Aggregate          Benefits                    Benefits                 from Company
                          Compensation       Accrued as Part             Upon                     and Company
Name of Person,           from               of Company                  Retirement               Complex
Position                  Company            Expenses                                             Paid to Directors
-------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson,
Director                  $48,000          N/A                         N/A                        $78,000
                                                                                                  for services on two boards
-------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter,
Director*                 N/A                N/A                         N/A                      N/A
-------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards,
Director                  $48,000          N/A                         N/A                        $78,000
                                                                                                  for services on two boards
-------------------------------------------------------------------------------------------------------------------------
Albert A. Miller,
Director                  $48,000          N/A                         N/A                        $78,00
                                                                                                  for services on two boards
=========================================================================================================================



* Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Company.


                             5% AND 25% SHAREHOLDERS

As of July 10, 2000, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios. The Fund believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of a Portfolio may be deemed to be a controlling person of that Portfolio for purposes of the 1940 Act.



PBHG Emerging Growth Fund - PBHG Class

Fidelity Investments Institutional Operations Co                         12.14%
As agent for certain employer benefit plans
100 Magellan Way
Covington, KY 41015.1999

Putnam Fiduciary Trust Company                                           10.50%
FBO TRW Employee Stock Ownership & Savings Plan
Putnam Investments DCPA-Location 40
PO Box 9740
Providence, RI 02940-9740

Charles Schwab & Co. Inc.                                                 9.64%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                          8.69%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Chase Manhattan Bank                                                      8.38%
New York State Deferred Compensation Plan
Attention Gladstone Stephenson
4 New York Plz, Floor 2
New York, NY 10004-2413


PBHG Cash Reserves Fund - PBHG Class

Donaldson Lufkin & Jenrette                                               7.44%
Transfer Department 5th Floor
P.O. Box 2052
Jersy City, NJ  07303-2052

The Appalachain Trails LP                                                 6.68%
C/O CPTR
30 Tower Lane
Avon, CT  06001-4231

Harold J. Baxter & Christine E. Baxter JTTEN                              6.63%
1054 S Leopard Road
Berwyn, PA 19312-2027

Investec Ernst & Compnay                                                  5.57%
088-22197-28
One Battery Park Plaza
New York, NY  10004-1405

Investec Ernst & Compnay                                                  5.28%
One Battery Park Plaza
New York, NY  10004-1405



PBHG Growth Fund - PBHG Class

Fidelity Investments Institutional Operations Co                         13.89%
As agent for certain employer benefit plans
100 Magellan Way
Covington, KY 41015-1999

Charles Schwab & Co. Inc.                                                10.89%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

Connecticut General Life Insurance 401K Plan M-110                        8.14%
350 Church Street
PO Box 2975
Hartford, CT 06104-2975

National Financial Services Corp                                          6.10%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG Growth Fund - Advisor Class

The Travelers Insurance Company                                          82.52%
Attention: Roger Ferland
1 Tower Square
Hartford, CT 06183-0002

Wilmington Trust Company                                                 16.24%
FBO Allied Waste 401 (k) Plan
PO Box 8971
Wilmington, DE 19899-8971

PBHG International Fund - PBHG Class

Charles Schwab & Co. Inc.                                                10.79%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                          8.58%
For the exclusive benefit of our customers
1055 Franklin Ave Suite 100
Garden City, NY 11530-2903


PBHG Large Cap Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                                24.51%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                         17.96%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG Select Equity Fund - PBHG Class

National Financial Services Corp                                         25.52%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                                23.21%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Investor Services Corp                                           7.72%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299


PBHG Technology & Communications Fund - PBHG Class

National Financial Services Corp                                         24.59%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                                22.58%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


PBHG Core Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                                14.68%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                         14.39%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

National Investor Services Corp                                           9.21%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299


PBHG Limited Fund - PBHG Class

Charles Schwab & Co. Inc.                                                 9.33%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


PBHG Large Cap 20 Fund - PBHG Class

Charles Schwab & Co. Inc.                                                26.98%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                         15.07%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG Strategic Small Company Fund - PBHG Fund

National Financial Services Corp                                         23.57%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                                13.44%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Investor Services Corp                                           9.84%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299


PBHG Large Cap Value Fund - PBHG Class

National Financial Services Corp                                         19.08%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                                16.66%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

Bryce Douglas Investment Limited Partnership                              8.62%
PO Box 672
Kimberton, PA 19447-0672

Donaldson Lufkin & Jenrette                                               6.10%
Transfer Department 5th Floor
PO Box 2052
Jersey City, NJ 07303-2052


PBHG Mid-Cap Value Fund - PBHG Class

Charles Schwab & Co. Inc.                                                29.19%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                         16.82%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

National Investor Services Corp                                           9.70%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299

Donaldson Lufkin & Jenrette                                               8.11%
Transfer Department 5th Floor
PO Box 2052
Jersey City, NJ 07303-2052


PBHG Small Cap Value Fund - PBHG Class

Northern Trust Co                                                        40.88%
FBO Arthur Anderson LLP US Profit Sharing and 401 (k) Trust
PO Box 92956
Chicago, IL 60675-2956

Charles Schwab & Co. Inc.                                                15.61%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                         11.49%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG Focused Value Fund - PBHG Class

Charles Schwab & Co. Inc.                                                24.10%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                         17.76%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

FTC & Company                                                            12.60%
Attention Datalynx - House Account
PO Box 173736
Denver, Co 80217-3736


PBHG New Opportunities Fund - PBHG Class

National Financial Services Corp                                         14.56%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                                 9.22%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


PBHG Global Technology & Communications Fund - PBHG Class

National Investor Services Corp                                          12.14%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299

National Financial Services Corp                                         11.76%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                                 9.65%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


 The Directors and Officers of the Fund collectively owned less than 1% of the outstanding shares of each portfolio at July 10, 2000, except that the Directors and Officers collectively owned 6.67% of the PBHG Cash Reserves Fund, 1.43% of the PBHG Large Cap Value Fund, 1.37% of the PBHG Small Cap Value Fund, 2.67% of the PBHG Focused Value Fund and 1.89% of the PBHG New Opportunities Fund.





                                   THE ADVISER

The Fund and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to each Portfolio (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The sole shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. PBHG Fund Services, the Fund's Administrator, is a wholly owned subsidiary of the Adviser (See "The Administrator" for more detial on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Insurance Series Fund, Inc., an investment company also managed by the Adviser. The Adviser currently has discretionary management authority with respect to over $20 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 825 Duportail Road, Wayne, Pennsylvania 19087.


The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Fund in accordance with the Fund's investment objectives, policies and limitations; (ii) make investment decisions for the Fund; and (iii) place orders to purchase and sell securities for the Fund, subject to the supervision of the Board of Directors. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Fund. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Fund (See the Prospectuses for a description of expenses borne by the Fund). From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Fund shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Fund upon the vote of a majority of the directors or by vote of the majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Fund. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).


For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: 0.85% of each of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology & Communications Funds' average daily net assets; 0.75% of the Large Cap Growth Fund's average daily net assets; 0.65% of the Large Cap Value Fund's average daily net assets; 1.00% of each of the Limited, New Opportunities, Small Cap Value, International and Strategic Small Company Funds' average daily net assets; 1.50% of the Global Technology & Communications Fund's average daily net assets; and 0.30% of the Cash Reserves Fund's average daily net assets. The investment advisory fees paid by certain of the Portfolios are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.


In the interest of limiting the expenses of the Portfolios during the current fiscal year, the Adviser has signed expense limitation contracts with the Fund ("Expense Limitation Agreements") pursuant to which, with respect to the PBHG Class shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses to not more than 1.50% of the average daily net assets of each of the Core Growth, Limited, New Opportunities, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, to not more than 2.15% of the average daily net assets of the PBHG Global Technology & Communications Fund and to not more than 2.25% of the average daily net assets of the International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% (or 2.15% for the Global Technology & Communications Fund and 2.25% for the International Fund). Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% (or 2.15% for the Global Technology & Communications Fund and 2.25% for the International Fund); and
(iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.



With respect to the Advisor Class shares of the PBHG Growth Fund, the Adviser has entered into an Expense Limitation Agreement with the Fund. Pursuant to such Expense Limitation Agreement, the Adviser has agreed to waive or limit its advisory fees and to assume other expenses of the Advisor Class shares of such Portfolio to the extent necessary to limit the total operating expenses (exclusive of Rule 12b-1 expenses) to 1.50% of average daily net assets of the Portfolio. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio (exclusive of Rule 12b-1 expenses) of the Advisor Class shares of the Portfolio to exceed 1.50%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio (exclusive of Rule 12b-1 expenses) with respect to the Advisor Class shares is less than 1.50%; and
(iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.



For the fiscal years and periods ended March 31, 1998, 1999, and 2000 each of the other Portfolios paid or waived the following advisory fees:



=================================================================================================================================
Portfolio                         Fees Paid                                               Fees Waived
---------------------------------------------------------------------------------------------------------------------------------
                                  1998              1999             2000                 1998             1999         2000
---------------------------------------------------------------------------------------------------------------------------------
PBHG Growth                       $47,429,208       $34,407,239      $32,748,339          $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Emerging Growth              $12,965,521       $8,746,681       $7,263,497           $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG New Opportunities            *                 $15,512(2)       $1,418,924           *                $1,340       $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth             $1,014,896        $1,056,270       $1,148,240           $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Select Equity                $3,228,253        $2,394,153       $4,326,181           $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Core Growth                  $2,095,945        $972,422         $941,429             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Limited                      $1,658,981        $1,399,136       $1,142,585           $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap 20                 $924,747          $3,317,545       $5,274,451           $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Value              $371,529          $459,033         $245,217             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value                $207,661(1)       $551,502         $364,163             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Small Cap Value              $501,946(1)       $1,023,869       $702,546             $0               $0           $57,833
---------------------------------------------------------------------------------------------------------------------------------
PBHG Focused Value                *                 $2,796           $48,688              *                $2,796       $2,849
---------------------------------------------------------------------------------------------------------------------------------
PBHG International                $210,622          $159,777         $116,700             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Cash Reserves                $559,846          $393,152         $582,869             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Technology & Communications  $5,105,411        $3,440,370       $12,141,268          $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Strategic Small Company      $1,029,083        $730,370         $537,130             $0               $27,500      $24,537
=================================================================================================================================

*       Not in operation during the period.



(1) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(2) For the period February 12, 1999 (commencement of operations) through March 31, 1999.



                                THE SUB-ADVISERS

PILGRIM BAXTER VALUE INVESTORS, INC.

The Fund, on behalf of each of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Small Cap Value Fund, PBHG Focused Value Fund and PBHG Strategic Small Company Fund, and the Adviser have entered into sub-advisory agreements (each, a "Sub-Advisory Agreement") with Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of the Adviser. Each Sub-Advisory Agreement provides certain limitations on Value Investors' liability, but also provides that Value Investors shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Sub-Advisory Agreement obligates Value Investors to: (i) manage the investment operations of the relevant Portfolio and the composition of the Portfolio's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objective, policies and limitations; (ii) provide supervision of the Portfolio's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Portfolio and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of each Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio and
(ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement may be terminated (i) by the Fund, without the payment of any penalty, by the vote of a majority of the Directors of the Fund or by the vote of a majority of the outstanding voting securities of the relevant Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Value Investors at any time, without the payment of any penalty, on 90 days' written notice to the other parties. Each Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreements for the Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Value Investors is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of each Portfolio that is computed daily and paid monthly at annual rates of 0.40%, 0.50%, 0.65%, 0.85% and 0.30%, respectively.

MURRAY JOHNSTONE INTERNATIONAL LTD.

The Fund, on behalf of the PBHG International Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Murray Johnstone. The Sub-Advisory Agreement provides certain limitations on Murray Johnstone's liability, but also provides that Murray Johnstone shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Murray Johnstone to: (i) manage the investment operations of the PBHG International Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and limitations; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Portfolio at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Murray Johnstone at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided pursuant to the Sub-Advisory Agreement, Murray Johnstone receives a fee from the Adviser at an annual rate of to 0.50% of the Portfolio's average daily net assets. Murray Johnstone recieves no fees directly from the Portfolio.

WELLINGTON MANAGEMENT COMPANY, LLP

The Fund, on behalf of the PBHG Cash Reserves Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management. The Sub-Advisory Agreement provides certain limitations on Wellington Management's liability, but also provides that Wellington Management shall not be protected against any liability to the Portfolio or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Wellington Management to: (i) manage the investment operations of the PBHG Cash Reserves Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and restrictions; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Registration Statement or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The Sub-Advisory Agreement will continue in effect for a period of more than two years from the date thereof only so long as continuance is specifically approved at least annually in conformance with the 1940 Act; provided, however, that this Agreement may be terminated with respect to the Fund (i) by the Fund at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Wellington Management at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement shall terminate automatically and immediately in the event of its assignment as defined in the 1940 Act.

For the services provided and expenses incurred pursuant to the sub-advisory agreement, Wellington Management is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate equal to 0.075% of the Portfolio's average daily net assets up to and including $500 million and 0.020% of the Portfolio's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000.

                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Road, Oaks, PA 19456, a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor does not receive any compensation for the distribution services it provides with respect to either class of shares.

Under the Distribution Agreement, the Distributor is contractually required to continuously distribute the securities of the Fund. The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act to enable the Advisor Class shares of the PBHG Growth Fund to directly and indirectly bear certain expenses relating to the distribution of such Shares. Pursuant to such Service Plan, the Fund shall be entitled to pay to financial intermediaries, plan fiduciaries, and investment professionals ("Service Providers") a shareholder servicing fee at the aggregate annual rate of up to 0.25% of such Portfolio's average daily net assets attributable to Advisor Class shares. The shareholder servicing fee is intended to compensate Service Providers for providing to shareholders or the underlying beneficial owners of Advisor Class shares: (i) personal support services; (ii) distribution assistance and distribution support services; and (iii) account maintenance services. In addition, insurance companies or their affiliates may be paid a shareholder servicing fee described for providing similar services to variable annuity or variable life insurance contract holders ("Contract Holders") or their participants for which such insurance companies are not otherwise compensated by Contract Holders or participants.

The Distributor shall prepare and deliver written reports to the Board of Directors of the Fund on a regular basis (at least quarterly) setting forth the payments made to Service Providers pursuant to the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Directors may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Fund which may have resulted in part from the expenditures, no interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund had a direct or indirect financial interest in the operation of the Service Plan or any related agreement.


No compensation was paid to the Distributor for distribution services for the fiscal years ended March 31, 1998, 1999and 2000. For the fiscal year ended March 31, 2000, $227,597 was paid to Service Providers pursuant to the Service Plan for the Advisor Class shares of the PBHG Growth Fund.



                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR


The Fund and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on July 1, 1996 pursuant to which the Administrator oversees the administration of the Fund's and each Portfolio's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly-owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 825 Duportail Road, Wayne, Pennsylvania 19087. The Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Portfolio. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 2000, and shall thereafter continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Fund, the Administrator and SEI Investments Mutual Funds Services (formerly SEI Fund Resources) (the "Sub-Administrator") entered into the Sub-Administrative Services Agreement on July 1, 1996, as amended, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Fund. Prior to July 1, 1996, the Sub-Administrator served as the administrator of the Fund. The Sub-Administrator is an indirect wholly-owned subsidiary of SEI Investments Company ("SEI"). The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. The Sub-Administrative Services Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 2000, and shall continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.


Under the Sub-Administrative Services Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Fund and PBHG Insurance Series Fund, Inc., calculated as follows:
(i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion.


For the fiscal years and periods ended March 31, 1998, 1999 and 2000 each of the other Portfolios paid the following administration fees:



=================================================================================================================================
Portfolio                      Fees Paid                                               Fees Waived
---------------------------------------------------------------------------------------------------------------------------------
                               1998              1999             2000                 1998             1999         2000
---------------------------------------------------------------------------------------------------------------------------------
PBHG Growth                    $8,369,860        $6,054,219       $5,779,119           $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Emerging Growth           $2,288,033        $1,543,532       $1,281,794           $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG New Opportunities         *                 $2,327(2)        $212,839             *                *            $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth          $202,979          $211,254         $229,648             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Select Equity             $569,691          $422,498         $763,444             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Core Growth               $369,872          $171,604         $166,135             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Limited                   $248,847          $209,870         $171,388             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap 20              $163,191          $585,449         $930,786             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Value           $84,777           $103,870         $56,588              $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value             $36,646(1)        $97,324          $64,264              $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Small Cap Value           $75,292(1)        $153,580         $105,382             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Focused Value             *                 $493(2)          $8,592               *                $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG International             $31,592           $23,997          $17,505              $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Cash Reserves             $279,921          $196,574         $292,681             $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Technology
   & Communications            $900,954          $607,124         $2,142,577           $0               $0           $0
---------------------------------------------------------------------------------------------------------------------------------
PBHG Global Technology
   & Communications            *                 *                *                    *                *            *
---------------------------------------------------------------------------------------------------------------------------------
PBHG Strategic Small Company   $154,362          $109,556         $80,569              $0               $0           $0
=================================================================================================================================

*       Not in operation during the period.




(1) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(2) For the period February 12, 1999 (commencement of operations) through March 31, 1999.



                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund. The Administrator serves as shareholder servicing agent for the Fund under a shareholder servicing agreement with the Fund. UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Fund under a sub-shareholder servicing agreement between UAM SSC and the Administrator. The principal place of business of UAM SSC is 825 Duportail Road, Wayne, Pennsylvania 19087. From time to time, the Fund may pay amounts to third parties that provide sub- transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, delivering, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or the beneficial owners may reasonably request. In such cases, the Fund will not compensate such third parties at a rate that is greater than the rate the Fund is currently paying the Fund's Transfer Agent for providing these services to shareholders investing directly in the Fund.

CUSTODIANS


First Union National Bank, 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Fund and each Portfolio other than the International Fund and the Global Technology & Communications Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as the custodian for the International Fund and the Global Technology & Communications Fund (together, the "Custodians"). The Custodians hold cash, securities and other assets of the Fund as required by the 1940 Act.


COUNSEL AND INDEPENDENT ACCOUNTANTS

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Fund. PricewaterhouseCoopers LLP serves as the independent accountants of the Fund.


                             PORTFOLIO TRANSACTIONS

The Adviser or Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Portfolios. The Adviser or Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Sub-Advisers generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser or Sub-Advisers seek to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. Certain brokers or dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to a Portfolio's public offering price. In the case of securities traded in the over-the-counter market, the Adviser or Sub-Advisers expect normally to seek to select primary market makers.

The Adviser or Sub-Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser or Sub-Adviser, a Portfolio or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser or Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Portfolios.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's or the Fund's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Portfolio securities with qualified broker-dealers that refer prospective shareholders to the Portfolios. The Directors, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Directors may determine, the Advisers may consider sales of the Portfolio's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.


The Fund's Board of Directors has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information. In addition, the Fund's Board of Directors reviews and approves the codes of ethics of the Adviser, Sub-Advisers and Distributor and any material amendments thereto. The Board also reviews annually reports on issues raised under the Adviser and Distributor's codes of ethics during the previous year.

For the fiscal year and periods ended March 31, 2000, 1999, and 1998, for each of the other Portfolios paid brokerage fees as follows:



================================================================================
Portfolio
                                         Total Amount of Brokerage
                                              Commissions Paid
--------------------------------------------------------------------------------
                               2000              1999             1998
--------------------------------------------------------------------------------
PBHG Growth                    $1,637,800        $4,483,812       $6,867,275
--------------------------------------------------------------------------------
PBHG Emerging Growth           $528,249          $1,199,910       $822,133
--------------------------------------------------------------------------------
PBHG New Opportunities         $259,969          $3,859(2)        *
--------------------------------------------------------------------------------
PBHG Large Cap Growth          $289,133          $153,260         $124,206
--------------------------------------------------------------------------------
PBHG Select Equity             $433,169          $189,316         $355,670
--------------------------------------------------------------------------------
PBHG Core Growth               $303,739          $219,995         $336,589
--------------------------------------------------------------------------------
PBHG Limited                   $34,782           $123,471         $81,540
--------------------------------------------------------------------------------
PBHG Large Cap 20              $777,791          $452,760         $167,891
--------------------------------------------------------------------------------
PBHG Large Cap Value           $858,386          $795,638         $490,469
--------------------------------------------------------------------------------
PBHG Mid-Cap Value             $861,814          $1,099,445       $301,165(1)
--------------------------------------------------------------------------------
PBHG Small Cap Value           $730,543          $769,954         $407,791(1)
--------------------------------------------------------------------------------
PBHG Focused Value             $131,357          $14,330(2)        *
--------------------------------------------------------------------------------
PBHG International             $57,436           $69,525          $110,586
--------------------------------------------------------------------------------
PBHG Cash Reserves             $0                $0               $0
--------------------------------------------------------------------------------
PBHG Technology
  & Communications             $2,444,485       $1,115,574        $773,750
--------------------------------------------------------------------------------
PBHG Global Technology
  & Communications Fund        *                 *                *
--------------------------------------------------------------------------------
PBHG Strategic Small Company   $237,611          $279,693         $361,158
================================================================================



===================================================================================================
Portfolio                                                               Percent of Aggregate Amount
                                     Percent of Total Amount of          of Transactions Involving
                                     Brokerage Commissions Paid            Payment of Commissions
                                          to the Distributor                  to the Distributor
---------------------------------------------------------------------------------------------------
                               1998+             1999+            2000+                2000
---------------------------------------------------------------------------------------------------
PBHG Growth                    3%                3%               7%                   69%
---------------------------------------------------------------------------------------------------
PBHG Emerging Growth           7%                4%               7%                   79%
---------------------------------------------------------------------------------------------------
PBHG New Opportunities2        *                 0%               1%                   25%
---------------------------------------------------------------------------------------------------
PBHG Large Cap Growth          2%                3%               1%                   56%
---------------------------------------------------------------------------------------------------
PBHG Select Equity             2%                6%               5%                   52%
---------------------------------------------------------------------------------------------------
PBHG Core Growth               1%                1%               1%                   50%
---------------------------------------------------------------------------------------------------
PBHG Limited                   12%               6%               17%                  42%
---------------------------------------------------------------------------------------------------
PBHG Large Cap 20              3%                4%               3%                   64%
---------------------------------------------------------------------------------------------------
PBHG Large Cap Value           1%                0%               0%                   81%
---------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value1            1%                0%               0%                   66%
---------------------------------------------------------------------------------------------------
PBHG Small Cap Value1          1%                0%               0%                   53%
---------------------------------------------------------------------------------------------------
PBHG Focused Value2            *                 0%               0%                   56%
---------------------------------------------------------------------------------------------------
PBHG International             0%                0%               0%                   0%
---------------------------------------------------------------------------------------------------
PBHG Cash Reserves             0%                0%               0%                   0%
---------------------------------------------------------------------------------------------------
PBHG Technology
  & Communications             3%                1%               1%                   42%
---------------------------------------------------------------------------------------------------
PBHG Strategic Small Company   1%                0%               0%                   55%
===================================================================================================



*       Not in operation during the period.

+ These commissions were paid to the Distributor in connection with repurchase agreement transactions.



(1) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(2) For the period February 12, 1999 (commencement of operations) through March 31, 1999.



                              DESCRIPTION OF SHARES

The Fund may increase the number of shares which each Portfolio is authorized to issue and may create additional portfolios of the Fund. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Fund will be voted on only by shareholders of the affected series. Shareholders of all series of the Fund will vote together in matters affecting the Fund generally, such as the election of Directors or selection of independent accountants. Shareholders of the PBHG Class of the Fund will vote separately on matters relating solely to the PBHG Class and not on matters relating solely to the Advisor Class of the Fund. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of directors under certain circumstances. In addition, a director may be removed by the remaining directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.


                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Fund: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Portfolios are offered on a continuous basis.

PURCHASES

You may purchase shares of each Portfolio directly through DST Systems, Inc., the Fund's Transfer Agent. Shares of each Portfolio are offered only to residents of states in which such shares are eligible for purchase.

You may place orders by mail, wire or telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

You may also purchase shares of each Portfolio through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolios. Such financial institutions may charge you a fee for this service in addition to each Portfolio's public offering price.

Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

Each Portfolio reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Directors of the Fund that a Portfolio which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than directors, officers and employees of the Adviser, each of the sub-advisers and their affiliated companies). In such event, the Board of Directors would determine whether such discontinuance is in the best interests of the applicable Portfolio and its shareholders. Shares of the PBHG Limited Fund are currently offered only to existing shareholders of the PBHG Class shares of the Portfolio. Shares of the the PBHG New Opportunities Fund are currently offered only to the following: (a) subsequent investments by persons who were shareholders on or before November 12, 1999 (Closing Day); (b) new and subsequent investments made by discretionary advised clients of the Adviser and its affiliates and by employees of the Adviser and its affiliates; and (c) new and subsequent investments by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the Code) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. The PBHG Limited Fund and the PBHG New Opportunities Fund may recommence offering their shares to new investors in the future, provided that the Board of Directors determines that doing so would be in the best interest of the Portfolio and its shareholders.

MINIMUM INVESTMENT


The minimum initial investment in each Portfolio (other than the New Opportunities Fund, Limited Fund and Strategic Small Company Fund) is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. The minimum initial investment in the New Opportunities Fund is $10,000 and in the Limited Fund and the Strategic Small Company Fund is $5,000 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Portfolio with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan must be at least $25.


INITIAL PURCHASE BY MAIL


An account may be opened by mailing a check or other negotiable bank draft payable to The PBHG Funds, Inc. for at least the minimum initial amount specified above for regular and IRA accounts, and a completed Account Application to THE PBHG FUNDS, INC., P.O. BOX 219534, KANSAS CITY, MISSOURI 64121-9534. The Fund will not accept third-party checks, i.e., a check not payable to The PBHG Funds, Inc. or a Portfolio for initial or subsequent investments.



ADDITIONAL PURCHASES BY PHONE (TELEPHONE PURCHASE)

You may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. THE MINIMUM TELEPHONE PURCHASE IS $1,000, AND THE MAXIMUM IS FIVE TIMES THE NET ASSET VALUE OF SHARES HELD BY THE SHAREHOLDER ON THE DAY PRECEDING SUCH TELEPHONE PURCHASE FOR WHICH PAYMENT HAS BEEN RECEIVED. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred by the Fund as a result of the cancellation of such purchase.

INITIAL PURCHASE BY WIRE


If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Portfolios by requesting your bank to transmit funds by wire. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to receive an Account Application and be assigned an account number. The Account Application must be received prior to receipt of the wire. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. All wires must be received by 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios to be effective on that day. In addition, an original Account Application should be promptly forwarded to: The PBHG Funds, Inc., P.O. Box 219534, Kansas City, Missouri 64121-9534. All wires must be sent as follows: United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit: [name of Portfolio, your name, your social security number or tax id number and your assigned account number].


ADDITIONAL PURCHASES BY WIRE

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

PURCHASE BY ACH

If you have made this election, shares of each Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction.
The maximum purchase allowed through ACH is $100,000.


GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolios.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Fund. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for each of the other Portfolios on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Portfolio next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days.

You may also redeem shares of each Portfolio through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for each other Portfolio and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolios in lieu of cash. Each PBHG Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Portfolio has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Portfolio at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

BY MAIL

There is no charge for having a check for redemption proceeds mailed to you.

BY TELEPHONE

Redemption orders may be placed by telephone, provided that this option has been selected. Shares held in IRA accounts are not eligible for this option and must be redeemed by written request. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery. The Fund will not accept redemption requests for an amount greater than $50,000 by telephone instruction, except for cases where the proceeds of the redemption request are transmitted by Federal wire to a pre-established checking account. Such redemption requests must be received in writing and be signature guaranteed.

BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers.

BY ACH

The Fund does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction. A voided check or deposit slip must accompany requests to establish this option.

CHECK WRITING (CASH RESERVES FUND ONLY)

Check writing service is offered free of charge to shareholders of the Cash Reserves Fund. If you have an account balance of $5,000 or more, you may redeem shares by writing checks on your account for $250 or more. To establish this privilege, please call 1-800-433-0051 to request a signature card. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of your account, you may not use a check to close your account. Your account will be charged a fee for stopping payment of a check upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) written requests to add telephone exchange and telephone redemption options to an account; and (7) changes in previously designated wiring instructions. These requirements may be waived or modified upon notice of shareholders. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Fund does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED


If you have any questions about the Portfolios or the shareholder services described below, please call the Fund at 1-800-433-0051. Written inquiries should be sent to DST SYSTEMS, INC., P.O. BOX 219534, KANSAS CITY, MISSOURI 64121-9534. The Fund reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Fund's Transfer Agent receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.


SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Fund provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Portfolios at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Portfolios despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Portfolios. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Portfolio's net asset value is relatively low and fewer shares being purchased when a Portfolio's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Portfolio) from your designated checking or savings account. Your systematic investment in the Portfolio(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Portfolio(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Portfolio(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the other Portfolios of the Fund currently available to the public. However, if you own shares of any Portfolio other than the Cash Reserves Fund, you are limited to four (4) exchanges annually from such Portfolio to the Cash Reserves Fund. Exchanges are made at net asset value. The Fund reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty (60) days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Portfolio may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.


(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Fund monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $[CHECK] per year of your earned income in any of the Portfolios. You may also invest up to $[CHECK] per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Portfolio of the Fund, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline.


(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Portfolios on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Fund also offers the following special accounts to meet your needs:

(1) EDUCATION IRAS. Education IRAs allow you to save for qualified higher education expenses of designated beneficiaries. Like traditional and Roth IRAs, Education IRAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an Education IRA are not tax deductible, however, distributions from an Education IRA which are used to pay qualified higher education expenses are tax-free. You may contribute up to per year for the benefit of each prospective student under the age of 18. There is a $7.00 annual maintenance fee charged to Education IRA accounts. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Fund you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Fund provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Fund will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Portfolio. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Fund, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Portfolio, other than the Cash Reserves Fund, is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any Business Day. The net asset value per share of each Portfolio, other than the Cash Reserves Fund, is listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined in good faith by the Board of Directors.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

The net asset value per share of the PBHG Cash Reserves Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. Net asset value per share is determined daily as of 2:00 p.m. Eastern time on each Business Day. During periods of declining interest rates, the daily yield of the PBHG Cash Reserves Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the PBHG Cash Reserves Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the PBHG Cash Reserves Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the PBHG Cash Reserves Fund and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations set forth in Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Directors. The Directors must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Directors to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. However, there is no assurance that the Fund will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Directors deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Directors are required to consider promptly what action, if any, should be initiated. If the Directors believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Directors are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Portfolio incurs a significant loss or liability, the Directors have the authority to reduce pro rata the number of shares of that Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.


                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. Each Portfolio intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

PORTFOLIO DISTRIBUTIONS

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of a Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.


Certain debt securities purchased by the Portfolios (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. Each Portfolio will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because a Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.


Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from a Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in your particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

WITHHOLDING

In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Portfolio shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed to the extent that Portfolio shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS.

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

HEDGING TRANSACTIONS

Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

STATE TAXES

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN INCOME TAX

Investment Income received by the PBHG International Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If the PBHG International Fund meets the Distribution Requirement and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Portfolio with respect to income derived from securities for which applicable holding period requirements have been satisfied (the "Foreign Tax Credit Election"). Pursuant to the Foreign Tax Credit Election, the Portfolio will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. However, there are certain holding period requirements that must be satisfied by a shareholder before such shareholder will be allowed a deduction or credit. If the Portfolio makes the Foreign Tax Credit Election, it will report annually to its shareholders the respective amounts per share of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

FOREIGN SHAREHOLDERS

Dividends from a Portfolio's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Portfolio's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Portfolio or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Portfolio and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Portfolios may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

Notwithstanding the foregoing, if distributions by the Portfolios are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Portfolio's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of a Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Portfolios.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on May 31, 1999. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.


                             PERFORMANCE ADVERTISING

From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. For Portfolios other than the Cash Reserves Fund, yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of the Fund's Advisor Class shares will be lower than that of the Fund's PBHG Class shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Advisor Class shares.


                              COMPUTATION OF YIELD

From time to time the PBHG Cash Reserves Fund may advertise its "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the PBHG Cash Reserves Fund refers to the income generated by an investment in the PBHG Cash Reserves Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the PBHG Cash Reserves Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the PBHG Cash Reserves Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes and income other than investment income) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the PBHG Cash Reserves Fund is determined by computing the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the PBHG Cash Reserves Fund fluctuates, and the annualization of a week's dividend is not a representation by the Fund as to what an investment in the PBHG Cash Reserves Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the PBHG Cash Reserves Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the PBHG Cash Reserves Fund and other factors.

Yields are one basis upon which investors may compare the PBHG Cash Reserves Fund with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


For the 7-day period ended March 31, 2000, the yield for the PBHG Cash Reserves Fund was 5.51% and the 7-day effective yield was 5.65%.


                           CALCULATION OF TOTAL RETURN

From time to time, each of the Portfolios may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


Based on the foregoing, the average annual total returns for each of the Portfolios (other than the Cash Reserves Fund) from its inception through March 31, 2000, and for the one, five and ten year periods ended March 31, 2000, and the aggregate total returns for the Portfolios since inception, were as follows:



=======================================================================================================================
Portfolio                                        Average Annual Total Return                    Aggregate Total Return
                               One Year       Five Year        Ten Year       Since Inception       Since Inception
-----------------------------------------------------------------------------------------------------------------------
PBHG Growth(1) (Advisor)       147.98%        n/a              n/a            26.96%                      137.55%
-----------------------------------------------------------------------------------------------------------------------
PBHG Growth(1) (PBHG)          148.57%        29.54%           26.15%         23.23%                      1878.03%
-----------------------------------------------------------------------------------------------------------------------
PBHG Emerging Growth(2)        101.33%        22.88%           *              26.34%                      390.29%
-----------------------------------------------------------------------------------------------------------------------
PBHG New Opportunities1(3)     529.94%        *                *              505.56%                     667.39%
-----------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth(3)       98.60%         *                *              40.59%                      445.09%
-----------------------------------------------------------------------------------------------------------------------
PBHG Select Equity(4)          240.82%        *                *              55.98%                      814.37%
-----------------------------------------------------------------------------------------------------------------------
PBHG Core Crowth(5)            115.15%        *                *              29.78%                      202.50%
-----------------------------------------------------------------------------------------------------------------------
PBHG Limited(6)                137.27%        *                *              34.93%                      208.40%
-----------------------------------------------------------------------------------------------------------------------
PBHG Large Cap 20(7)           117.88%        *                *              64.99%                      431.63%
-----------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Value(8)        14.25%         *                *              22.58%                      93.79%
-----------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value(12)         42.21%         *                *              36.51%                      148.18%
-----------------------------------------------------------------------------------------------------------------------
PBHG Small Cap Value(12)       64.76%         *                *              24.22%                      111.41%
-----------------------------------------------------------------------------------------------------------------------
PBHG Focused Value(13)         89.17%         *                *              77.76%                      91.73%
-----------------------------------------------------------------------------------------------------------------------
PBHG Internationa(l9)          19.29%         11.87            *              8.52%                       60.65%
-----------------------------------------------------------------------------------------------------------------------
PBHG Technology
   & Communications(10)        233.99%        *                *              66.99%                      901.97%
-----------------------------------------------------------------------------------------------------------------------
PBHG Strategic Small Company(11) 99.74%       *                *              30.39%                      136.82%
-----------------------------------------------------------------------------------------------------------------------
PBHG Global Technology
  & Communications(14)         *              *                *              *                           *
-----------------------------------------------------------------------------------------------------------------------


*          The Portfolio was not in operation for the full period.


(1) The PBHG Growth Fund commenced operations on December 19, 1985. The Advisor Class shares of this Portfolio commenced operations on August 19, 1996.

(2) The PBHG Emerging Growth Fund commenced operations with its predecessor on June 15, 1993.

(3) The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.

(4) The PBHG Select Equity Fund commenced operations on April 5, 1995.

(5) The PBHG Core Growth Fund commenced operations on January 2, 1996.

(6) The PBHG Limited Fund commenced operations on July 1, 1996.

(7)    The PBHG Large Cap 20 Fund commenced operations on December 1, 1996.

(8) The PBHG Large Cap Value Fund commenced operations on January 1, 1997.

(9) The PBHG International Fund commenced operations on June 14, 1994.

(10) The PBHG Technology & Communications Fund commenced operations on October 2, 1995.

(11) The PBHG Strategic Small Company Fund commenced operations on January 1, 1997.

(12) The PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund commenced operations on May 1, 1997.

(13) The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 19, 1999.


(14) The PBHG Global Technology & Communications Fund commenced operations on June 1, 2000.


Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.


                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP ("PWC") located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Fund. PWC provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.


The audited financial statements for the fiscal year ended March 31, 2000 and the report of the independent accountants for that year are included in the Fund's Annual Report to Shareholders dated March 31, 2000. The Annual Report, except for pages one through seven thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PricewaterhouseCoopers LLP and incorporated by reference into the Statement of Additional Information in reliance on the report of PWC, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                            PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

Each of the following exhibits was filed under The PBHG Funds, Inc.'s registration number 2-99810.


     (a) Articles of Restatement of the Registrant filed January 21, 1999. Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrants Registration Statement on Form N-1A filed on May 28, 1999 ("PEA No. 36").


                Articles of Amendment filed April 4, 2000. Incorporated herein by reference to Post-Effective Amendment No. 39 to the registrants registration statement filed on June 30, 2000 ("PEA No. 39").


     (b) Amended and Restated By-Laws of the Registrant adopted effective April 9, 1998. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on June 1, 1998 ("PEA No. 34").

(c)      Articles of Incorporation filed as (a)

(d) Investment Advisory Agreement dated April 28, 1995 and Schedule A dated April 1, 1997, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on May 20, 1997 ("PEA No. 30").

                Form of Amendment to Investment Advisory Agreement between Pilgrim Baxter & Associates, Ltd. and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on November 23, 1998 ("PEA No. 35").


                Schedule A dated December 3, 1998 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 36.

                Schedule A dated January 25, 1999 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 36.


                 Schedule A dated April 4, 2000 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to Post Effective Amendment No. 38 to the Registrant's Registration Statement filed on April 6, 2000 ("PEA No. 38").


                 Investment Sub-Advisory Agreement by and between the Registrant, on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company dated April 4, 1995 Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed on May 1, 1996 ("PEA No. 23").


                 Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Focused Value Fund, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. dated December 3, 1998. Incorporated herein by reference to PEA No. 36.

                 Investment Sub-Advisory Agreement between and among the Registrant, on behalf of the International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited dated June 30, 1995. Incorporated herein by reference to PEA No. 23

                 Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Large Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated December 16, 1996 (as revised effective May 1, 1997). Incorporated herein by reference to PEA No. 30.

                 Investment Sub-Advisory Agreement between and among the Registrant, on behalf of PBHG Strategic Small Company Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc., dated December 16, 1996. Incorporated herein by reference to PEA No. 30. Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Mid-Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                 Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Small Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated April 1, 1997. Incorporated herein by reference to PEA No. 30.


     (e) Distribution Agreement between the Registrant and SEI Financial Services Company dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.


                Schedule A dated April 4, 2000 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company. Incorporated herein by reference to PEA No. 38.


     (f)        Not Applicable


     (g) Custodian Agreement between the Registrant and The Northern Trust Company. Incorporated herein by reference to PEA No. 30.

                 First Amendment to Custody Agreement between the Registrant and The Northern Trust Company dated June 4, 1998. Incorporated herein by reference to PEA No. 35.

                 Custodian Agreement between the Registrant and CoreStates Bank, N.A. and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                Schedule A dated January 25, 1999 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank. Incorporated herein by reference to PEA No. 36.

(h) Administrative Services Agreement between the Registrant and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.



                Schedule A dated April 4, 2000 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 38.


                Sub-Administrative Services Agreement between the Registrant and SEI Fund Resources dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                Amendment dated May 1, 1998 to Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources dated July 1, 1996. Incorporated herein by reference to PEA No. 35.



                Schedule A dated April 4, 2000 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to PEA No. 38.



                Schedule A dated April 4, 2000 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 38.


                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Core Growth Fund dated September 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed on October 2, 1996 ("PEA No. 25").

                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Limited Fund dated September 24, 1996. Incorporated herein by reference to PEA No. 25.


                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap 20 Fund dated November 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on February 6, 1997
                 ("PEA No. 27").

                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap Value Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Strategic Small Company Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG International Fund dated March 6, 1997. Incorporated herein by reference to PEA No. 30.

                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Mid-Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Small Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.


                 Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd on behalf of each Portfolio with respect to its Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed on July 21, 1997.



                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Focused Value Fund dated December 3, 1998. Incorporated herein by reference to PEA No. 36.

                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG New Opportunities Fund dated January 25, 1999. Incorporated herein by reference to PEA No. 36.

                 Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Global Technology & Communications Fund dated April 4, 2000. Incorporated herein by reference to PEA No. 38.

                 Shareholder Services Agreement between the Registrant and PBHG Fund Services dated January 1, 1998. Incorporated herein by reference to PEA No. 35.


                 Schedule A dated April 4, 2000 to Shareholder Services Agreement dated January 1, 1998 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 38.

     (i)        Opinion of Counsel. Incorporated herein by reference to PEA
                No. 39.

     (j) Consent of Independent Accountants. Incorporated herein by reference to PEA No. 39.


     (k) Financial Highlights incorporated herein by reference to Prospectus dated July 31, 2000.

                 The following financial statements are incorporated herein by reference to the Annual Report of The PBHG Funds, Inc. (the "Fund") dated March 31, 2000:

                 Statement of Net Assets as of March 31, 2000 Statement of Operations for the period ended March 31, 2000 Statement of Changes in Net Assets for the period ended March 31, 2000 Financial Highlights for the fiscal year or period ended March 31, 2000 Notes to Financial Statements as of March 31, 2000

                 The following financial statements (unaudited) are incorporated herein by reference by reference to the Semi-Annual Report of the Fund dated September 30, 1999:

                 Statement of Net Assets as of September 30, 1999 Statements of Assets and Liabilities as of September 30, 1999 Statements of Operations as of September 30, 1999 Statements of Changes in Net Assets as of September 30, 1999 Financial Highlights for the fiscal year or period ended September 30, 1999 Notes to Financial Statements as of September 30, 1999


(l) Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

(m) Plan pursuant to Rule 12b-1 with respect to Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.



(o) Rule 18f-3 Multiple Class Plan dated November 20, 1995 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.


                Schedule A dated January 25, 1999 to Rule 18f-3 Multiple Class Plan dated November 20, 1995 by and between Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 36.


(p) Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 38.

                Code of Ethics of Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 38.



                Code of Ethics of Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to PEA No. 39.

                Code of Ethics of Murray Johnstone International Limited. Incorporated herein by reference to PEA No. 39.

                Code of Ethics of Wellington Management Company LLP. Incorporated herein by reference to PEA No. 39.


                Code of Ethics of SEI Investments Distribution Company. Incorporated herein by reference to PEA No. 38.


  24            (a)   Directors' Power of Attorney.  Incorporated herein by
                      reference to PEA No. 34.
                (b)   Officers' Power of Attorney.  Incorporated herein by
                      reference to PEA No. 34.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.


Item 25.   INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII


7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.


The Amended and Restated By-Laws of the Registrant include the following:


                                   ARTICLE IX
                     INDEMNIFICATION AND ADVANCE OF EXPENSES

              Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the 1940 Act, as amended, and Release No. IC-11330 issued thereunder.


ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:


The list required by this Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of the respective Forms ADV, filed by Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File Nos. 801-48872 and 801-33560 respectively).




The list required by this Item 26 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File No. 801-34926).

The list required by this Item 26 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).



ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:


SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Index Funds                                               July 10, 1985
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Pillar Funds                                              February 28, 1992
CUFund                                                        May 1, 1992
STI Classic Funds                                             May 29, 1992
First American Funds, Inc.                                    November 1, 1992
First American Investment Funds, Inc.                         November 1, 1992
The Arbor Fund                                                January 28, 1993
The Achievement Funds Trust                                   December 27, 1994
Bishop Street Funds                                           January 27, 1995
CrestFunds, Inc.                                              March 1, 1995
STI Classic Variable Trust                                    August 18, 1995
Ark Funds                                                     November 1, 1995
Huntington Funds                                              January 11, 1996
SEI Asset Allocation Trust                                    April 1, 1996
TIP Funds                                                     April 28, 1996
The PBHG Funds, Inc.                                          June 1, 1996
PBHG Insurance Series Fund, Inc.
SEI Institutional Investments Trust                           June 14, 1996
First American Strategy Funds, Inc.                           October 1, 1996
Highmark Funds                                                February 15, 1997
Armada Funds                                                  March 8, 1997
Expedition Funds                                              June 9, 1997
TIP Institutional Funds                                       January 1, 1998
Oak Associates Funds                                          February 27, 1998
The Nevis Fund, Inc.                                          June 29, 1998
The Parkstone Group of Funds                                  September 14, 1998
Amerindo Funds                                                July 13, 1999
CNI Charter Funds                                             April 1, 1999
Parkstone Advantage Funds                                     April 1, 1999
Huntington VA Funds                                           October 15, 1999
Friends Ivory Funds                                           December 16, 1999


SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456

                                                                                        Positions and
                                                                                        Offices with
NAME                                POSITION AND OFFICE WITH UNDERWRITER                REGISTRANT
------------------------------------------------------------------------------------------------------
Alfred P. West, Jr.                 Director, Chairman                                  -
                                    Of Board of Directors
Mark J. Held                        President & Chief Operating Officer                 -
Robert M. Silvestri                 Chief Financial Officer & Treasurer                 -
Carmen V. Romeo                     Director & Executive Vice President                 -
Gilbert L. Beebower                 Executive Vice President                            -

Dennis J. McGonigle                 Executive Vice President                            -
Richard B. Lieb                     Executive Vice President, President -               -
                                    Investment Services Division

Leo J. Dolan, Jr.                   Senior Vice President                               -
Carl A. Guarino                     Senior Vice President                               -
Jack May                            Senior Vice President                               -
Hartland J. McKeown                 Senior Vice President
Kevin P. Robins                     Senior Vice President
Patrick K. Walsh                    Senior Vice President                               -
Robert Crudup                       Vice President & Managing Director                  -
Vic Galef                           Vice President & Managing Director                  -
Kim Kirk                            Vice President & Managing Director                  -
John Krzeminski                     Vice President & Managing Director                  -
Carolyn McLaurin                    Vice President & Managing Director
Paul Lonergan                       Vice President & Managing Director
John D. Anderson                    Vice President & Managing Director
Scott W. Dellorfano                 Vice President & Managing Director
Steven A. Gardner                   Vice President & Managing Director
Wayne M. Withrow                    Senior Vice President & Managing Director            -
Robert Aller                        Vice President                                       -
Todd Cipperman                      Senior Vice President & General Counsel
Barbara Doyne                       Vice President                                       -
Jeff Drennen                        Vice President                                       -
Kathy Heilig                        Vice President                                       -
Jeff Jacobs                         Vice President                                       -
Samuel King                         Vice President                                       -
Joanne Nelson                       Vice President                                       -
Mark Nagle                          Vice President                                       -
Cynthia M. Parrish                  Vice President & Secretary                           -
Rob Redican                         Vice President                                       -
Maria Reinehart                     Vice President                                       -
Steve Smith                         Vice President                                       -
Daniel Spaventa                     Vice President                                       -
Ellen Marquis                       Vice President
Kathryn L. Stanton                  Vice President
S. Courtney Collier                 Vice President & Assistant Secretary                 -
Lydia A. Gavalis                    Vice President & Assistant Secretary                 -
Greg Gettinger                      Vice President & Assistant Secretary                 -

Timothy Barto                       Vice President & Assistant Secretary          Vice President &
                                                                                  Assistant Secretary
Richard Deak                        Vice President & Assistant Secretary
James Foggo                         Vice President & Assistant Secretary          Vice President &
                                                                                  Assistant Secretary
Christine McCullough                Vice President & Assistant Secretary
Lori White                          Vice President & Assistant Secretary                  -



c.  None.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a), 31a-1(b)(1), (2)(a) and (b), (3), (6), (8),
     (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

     First Union National Bank                   The Northern Trust Company
     530 Walnut Street                           50 South LaSalle Street
     Philadelphia, PA  19106                     Chicago, IL  60675

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
     (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

     SEI Fund Resources
     One Freedom Valley Road
     Oaks, PA  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim Baxter & Associates, Ltd.           Murray Johnstone
     825 Duportail Road                          International Limited
     Wayne, PA  19087                            11 West Nile Street
                                                 Glasgow, Scotland  G12PX

     Wellington Management Company, LLP     Pilgrim Baxter Value Investors, Inc.
     75 State Street                        825 Duportail Road
     Boston, MA  02109                      Wayne, PA 19087


ITEM 29.  MANAGEMENT SERVICES:

None


ITEM 30.   UNDERTAKINGS:

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 40 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 28 day of July, 2000.



                                        THE PBHG FUNDS, INC.
                                                       Registrant

                                        By:      /S/ HAROLD J. BAXTER
                                                 Harold J. Baxter
                                                 Chairman and Director

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                                  DATE


/S/ HAROLD J. BAXTER        Chairman and Director             July 28, 2000
-----------------------                                 --------------------
Harold J. Baxter



           *                Director                          July 28, 2000
----------------------                                  --------------------
John R. Bartholdson



           *                Director                          July 28, 2000
----------------------                                  --------------------
Jettie M. Edwards



           *                Director                          July 28, 2000
----------------------                                  --------------------
Albert A. Miller



/S/ GARY L. PILGRIM         President                         July 28, 2000
----------------------                                  --------------------
Gary L. Pilgrim



/S/ MEGHAN M. MAHON          Vice President &                 July 28, 2000
-------------------          Assistant Secretary        --------------------
Meghan M. Mahon

/S/ LEE T. CUMMINGS          Treasurer, Chief Financial       July 28, 2000
---------------------        Officer and Controller     --------------------
Lee T. Cummings




                               *        By:      /S/ JOHN M. ZERR
                                                 John M. Zerr
                                                 Attorney-in-Fact

              As filed with the Securities and Exchange Commission
                                on July 28, 2000

                                                       Registration Nos. 2-99810
                                                                       811-04391

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]
         Pre-Effective Amendment                                         [ ]
         Post-Effective Amendment No. 40                                 [X]

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
         Amendment No. 38                                                [X]

                        (Check appropriate box or boxes.)

                              THE PBHG FUNDS, INC.
               (Exact name of registrant as specified in charter)


                               825 DUPORTAIL ROAD
                            WAYNE, PENNSYLVANIA 19087

                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (800) 433-0051

                                HAROLD J. BAXTER
                        PILGRIM BAXTER & ASSOCIATES, LTD.
                               825 DUPORTAIL ROAD
                            WAYNE, PENNSYLVANIA 19087
                     (Name and Address of Agent For Service)

                                   Copies to:
     William H. Rheiner, Esq.        and to            John M. Zerr, Esq.
 Ballard Spahr Andrews & Ingersoll             Pilgrim Baxter & Associates, Ltd.
  1735 Market Street, 51st Floor                       825 Duportail Road
    Philadelphia, PA 19103-7599                         Wayne, PA 19087
          (215) 864-8600                                  (610) 341-9000

Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (b)
|X| on July 31, 2000 pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on _____________ pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:  Common Stock